Quarterly Holdings Report
for
Fidelity® International Bond Index Fund
March 31, 2023
IBI-NPRT1-0523
1.9896129.103
Nonconvertible Bonds - 28.1%
		Principal Amount (a)	Value ($)
Australia - 0.8%
APT Pipelines Ltd. 2% 7/15/30 (Reg. S)	EUR	110,000	100,973
Commonwealth Bank of Australia 0.125% 10/15/29 (Reg. S)	EUR	120,000	105,328
National Australia Bank Ltd.:
2.125% 5/24/28 (Reg. S)	EUR	160,000	162,265
2.347% 8/30/29	EUR	130,000	132,182
New South Wales Treasury Corp.:
1% 2/8/24	AUD	1,099,000	719,483
1.25% 3/20/25 (Reg. S)	AUD	803,000	515,257
2% 3/20/31	AUD	1,106,000	644,673
3% 4/20/29 (Reg. S)	AUD	860,000	555,620
Western Australia Treasury Corp.:
2.5% 7/23/24	AUD	1,531,000	1,011,611
3% 10/21/26	AUD	1,842,000	1,215,943
TOTAL AUSTRALIA			5,163,335
Austria - 0.1%
Autobahn Schnell AG 0.1% 7/16/35 (Reg. S)	EUR	140,000	105,983
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/31	EUR	300,000	252,764
Erste Group Bank AG 0.25% 9/14/29 (Reg. S)	EUR	100,000	86,152
Oesterreichische Kontrollbank AG 0.5% 12/15/25 (Reg. S)	GBP	152,000	169,336
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	74,516
Raiffeisen International Bank-Holding AG 1% 12/4/23 (Reg. S)	EUR	200,000	212,288
TOTAL AUSTRIA			901,039
Bailiwick of Jersey - 0.0%
AA Bond Co. Ltd. 4.875% 7/31/43 (Reg. S)	GBP	128,000	154,395
Heathrow Funding Ltd. 3.661% 1/13/33	CAD	215,000	139,280
TOTAL BAILIWICK OF JERSEY			293,675
Belgium - 0.2%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	47,125
2% 3/17/28 (Reg. S)	EUR	32,000	32,730
2.25% 5/24/29 (Reg. S)	GBP	53,000	57,542
3.7% 4/2/40 (Reg. S)	EUR	131,000	133,836
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	94,869
Fluvius System Operator CVBA 0.25% 6/14/28 (Reg. S)	EUR	100,000	91,021
KBC Group NV:
0.125% 1/14/29 (Reg. S) (b)	EUR	100,000	89,380
0.5% 12/3/29 (b)	EUR	100,000	100,262
1.125% 1/25/24 (Reg. S)	EUR	500,000	531,281
TOTAL BELGIUM			1,178,046
Canada - 2.3%
407 International, Inc.:
2.84% 3/7/50	CAD	73,000	38,378
3.65% 9/8/44	CAD	295,000	184,952
Altalink LP 3.717% 12/3/46	CAD	338,000	213,124
Bank of Montreal 3.19% 3/1/28	CAD	65,000	45,566
Bank of Nova Scotia:
0.25% 1/11/24 (Reg. S)	EUR	797,000	843,222
1.375% 12/5/23 (Reg. S)	GBP	134,000	160,760
3.1% 2/2/28	CAD	85,000	59,392
Bell Canada 4.45% 2/27/47	CAD	40,000	25,911
Canada Housing Trust No. 1:
1.6% 12/15/31 (c)	CAD	320,000	207,312
1.9% 9/15/26 (c)	CAD	480,000	337,264
Canadian Imperial Bank of Commerce:
0.01% 4/30/29 (Reg. S)	EUR	3,019,000	2,684,046
1.7% 7/15/26	CAD	498,000	335,276
2.43% 6/9/23	CAD	91,000	67,017
Canadian National Railway Co. 3.6% 8/1/47	CAD	229,000	141,119
Choice Properties REIT 4.178% 3/8/28	CAD	128,000	91,063
CI Financial Corp. 3.759% 5/26/25	CAD	513,000	367,603
CPPIB Capital, Inc. 1.25% 12/7/27 (Reg. S)	GBP	544,000	588,301
CU, Inc. 3.548% 11/22/47	CAD	280,000	170,345
Enbridge Gas, Inc. 3.65% 4/1/50	CAD	290,000	175,063
Enbridge Pipelines, Inc. 4.13% 8/9/46	CAD	766,000	452,164
EPCOR Utilities, Inc. 3.554% 11/27/47	CAD	571,000	347,193
Fairfax Financial Holdings Ltd. 4.7% 12/16/26	CAD	234,000	169,247
Greater Toronto Airports Authority 2.75% 10/17/39	CAD	516,000	297,165
Hydro One, Inc.:
1.69% 1/16/31	CAD	417,000	258,457
3.02% 4/5/29	CAD	30,000	21,021
Hydro-Quebec:
4% 2/15/55	CAD	220,000	162,107
4% 2/15/63	CAD	270,000	199,414
5% 2/15/50	CAD	50,000	42,524
Inter Pipeline Ltd. 4.232% 6/1/27	CAD	1,526,000	1,092,374
Keyera Corp. 3.959% 5/29/30	CAD	991,000	680,186
North West Redwater Partnership/NWR Financing Co. Ltd. 4.35% 1/10/39	CAD	641,000	432,048
Nova Scotia Province 3.45% 6/1/45	CAD	150,000	99,010
Ontario Power Generation, Inc.:
2.893% 4/8/25	CAD	390,000	278,982
3.215% 4/8/30	CAD	100,000	68,375
Ontario Teachers' Finance Trust 0.95% 11/24/51 (Reg. S)	EUR	110,000	63,754
Pembina Pipeline Corp.:
3.62% 4/3/29	CAD	80,000	55,168
4.74% 1/21/47	CAD	522,000	333,589
PSP Capital, Inc. 3.29% 4/4/24	CAD	520,000	380,864
Royal Bank of Canada:
0.25% 1/29/24 (Reg. S)	EUR	779,000	823,242
0.625% 9/10/25 (Reg. S)	EUR	756,000	766,347
2.609% 11/1/24	CAD	102,000	72,688
Shaw Communications, Inc. 2.9% 12/9/30	CAD	968,000	620,007
TELUS Corp. 3.95% 2/16/50	CAD	33,000	19,085
The Toronto-Dominion Bank:
1.707% 7/28/25 (Reg. S)	EUR	360,000	375,138
1.943% 3/13/25	CAD	252,000	176,204
2.496% 12/2/24	CAD	60,000	42,615
3.631% 12/13/29 (Reg. S)	EUR	320,000	334,063
Toronto Hydro Corp. 2.43% 12/11/29	CAD	80,000	53,549
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	19,867
4.18% 7/3/48	CAD	33,000	19,238
4.35% 6/6/46	CAD	546,000	329,818
TOTAL CANADA			15,821,217
China - 5.7%
Agricultural Development Bank of China:
2.99% 8/11/26	CNY	31,790,000	4,659,126
3.52% 5/24/31	CNY	38,250,000	5,752,639
China Development Bank:
3.34% 7/14/25	CNY	19,020,000	2,812,278
3.41% 6/7/31	CNY	2,540,000	379,171
3.48% 1/8/29	CNY	62,240,000	9,301,191
3.5% 11/4/46	CNY	820,000	122,890
3.68% 2/26/26	CNY	27,100,000	4,053,342
3.7% 10/20/30	CNY	17,030,000	2,587,980
3.8% 1/25/36	CNY	550,000	85,337
Export-Import Bank of China:
3.22% 5/14/26	CNY	50,670,000	7,488,405
3.38% 7/16/31	CNY	8,990,000	1,341,033
TOTAL CHINA			38,583,392
Czech Republic - 0.0%
EP Infrastructure A/S 1.659% 4/26/24 (Reg. S)	EUR	110,000	111,377
Denmark - 0.2%
Danske Bank A/S:
0.01% 11/10/24 (Reg. S) (b)	EUR	261,000	276,654
0.5% 8/27/25 (Reg. S) (b)	EUR	140,000	143,751
2.5% 6/21/29 (Reg. S) (b)	EUR	126,000	131,636
Nykredit Realkredit A/S:
0.125% 7/10/24 (Reg. S)	EUR	130,000	133,888
0.5% 7/10/25 (Reg. S)	EUR	144,000	144,330
ORSTED A/S:
2.125% 5/17/27 (Reg. S)	GBP	104,000	115,941
2.5% 5/16/33 (Reg. S)	GBP	104,000	102,450
TOTAL DENMARK			1,048,650
Finland - 0.2%
Nordea Bank ABP:
1% 6/27/29 (Reg. S) (b)	EUR	135,000	139,021
2.5% 5/23/29 (Reg. S)	EUR	144,000	142,811
Nordea Mortgage Bank PLC:
1% 11/5/24 (Reg. S)	EUR	180,000	187,991
2.5% 9/14/32 (Reg. S)	EUR	110,000	112,961
OP Mortgage Bank PLC:
0.01% 11/19/30 (Reg. S)	EUR	180,000	154,054
1% 11/28/24 (Reg. S)	EUR	170,000	177,193
Pohjola Bank PLC:
0.1% 11/16/27 (Reg. S)	EUR	130,000	119,344
1.375% 9/4/26 (Reg. S)	GBP	160,000	170,843
TOTAL FINLAND			1,204,218
France - 3.4%
Aeroports de Paris SA 2.125% 10/2/26 (Reg. S)	EUR	500,000	518,401
Autoroutes du Sud de la France 2.75% 9/2/32 (Reg. S)	EUR	100,000	100,459
AXA SA:
1.875% 7/10/42 (Reg. S) (b)	EUR	153,000	123,340
3.375% 7/6/47 (Reg. S) (b)	EUR	100,000	100,898
Banque Federative du Credit Mutuel SA:
0.625% 11/19/27 (Reg. S)	EUR	100,000	92,548
0.875% 12/7/27 (Reg. S)	GBP	600,000	615,752
1% 7/16/26 (Reg. S)	GBP	100,000	108,403
1.25% 5/26/27 (Reg. S)	EUR	100,000	97,956
1.25% 6/3/30 (Reg. S)	EUR	100,000	89,002
2.5% 5/25/28 (Reg. S)	EUR	300,000	292,815
2.625% 11/6/29 (Reg. S)	EUR	100,000	98,803
BNP Paribas SA:
0.625% 12/3/32 (Reg. S)	EUR	100,000	78,566
0.875% 7/11/30 (Reg. S) (b)	EUR	100,000	87,777
1.25% 7/13/31 (Reg. S)	GBP	100,000	87,877
1.875% 12/14/27 (Reg. S)	GBP	200,000	210,502
2% 5/24/31 (Reg. S) (b)	GBP	200,000	212,174
2% 9/13/36 (Reg. S)	GBP	100,000	81,551
2.5% 3/31/32 (Reg. S) (b)	EUR	100,000	97,926
3.375% 1/23/26 (Reg. S)	GBP	550,000	642,590
BPCE SA:
Eur Swap Annual 5Y Index + 2.250% 2.25% 3/2/32 (Reg. S) (b)(d)	EUR	100,000	96,850
0.25% 1/15/26 (Reg. S)	EUR	100,000	98,589
0.25% 1/14/31 (Reg. S)	EUR	200,000	163,493
0.625% 9/26/24 (Reg. S)	EUR	500,000	516,920
1% 1/14/32 (Reg. S)	EUR	200,000	167,241
1.625% 1/31/28 (Reg. S)	EUR	100,000	96,176
2.5% 11/30/32 (Reg. S) (b)	GBP	100,000	101,006
BPCE SFH 0.01% 10/16/28 (Reg. S)	EUR	500,000	454,351
Caisse d'Amort de la Dette Sociale:
0% 2/25/28 (Reg. S)	EUR	600,000	562,741
0% 11/25/30 (Reg. S)	EUR	900,000	777,590
0% 5/25/31 (Reg. S)	EUR	300,000	255,689
0.125% 10/25/23 (Reg. S)	EUR	300,000	319,693
1.75% 11/25/27 (Reg. S)	EUR	500,000	513,345
Caisse Francaise de Finance:
0.125% 6/30/31 (Reg. S)	EUR	1,200,000	1,011,058
0.125% 2/15/36 (Reg. S)	EUR	900,000	648,574
Carrefour Banque SA 0.107% 6/14/25 (Reg. S)	EUR	200,000	200,125
CNP Assurances 2.5% 6/30/51 (Reg. S) (b)	EUR	100,000	87,463
Compagnie Financiere du Credit Mutuel:
0.875% 10/25/31 (Reg. S)	EUR	100,000	82,753
1.875% 10/25/29 (b)	EUR	100,000	102,930
Credit Agricole Home Loan SFH 1.5% 9/28/38	EUR	300,000	252,340
Credit Agricole SA:
0.375% 4/20/28 (Reg. S)	EUR	100,000	90,335
1% 9/18/25 (Reg. S)	EUR	200,000	204,182
1.125% 7/12/32 (Reg. S)	EUR	300,000	253,033
1.625% 6/5/30 (Reg. S) (b)	EUR	100,000	100,723
1.874% 12/9/31 (b)	GBP	200,000	205,798
2.625% 3/17/27 (Reg. S)	EUR	107,000	108,990
3.875% 11/28/34 (Reg. S)	EUR	100,000	108,991
4.875% 10/23/29 (Reg. S)	GBP	100,000	121,521
Credit Commercial de France 0.1% 9/3/27 (Reg. S)	EUR	200,000	186,648
CTE Co. 1.5% 7/29/28 (Reg.S)	EUR	100,000	97,513
Dexia Credit Local SA:
0.625% 2/3/24 (Reg. S)	EUR	100,000	105,991
0.625% 1/17/26 (Reg. S)	EUR	500,000	504,168
Electricite de France SA:
1% 11/29/33 (Reg. S)	EUR	100,000	77,571
2% 12/9/49 (Reg. S)	EUR	400,000	261,629
Engie SA 0.875% 3/27/24 (Reg. S)	EUR	300,000	316,942
Gecina SA 1.375% 1/26/28 (Reg. S)	EUR	200,000	194,381
ICADE 1.625% 2/28/28 (Reg. S)	EUR	100,000	94,704
Klepierre SA 0.875% 2/17/31 (Reg. S)	EUR	100,000	80,639
La Banque Postale:
1% 2/9/28 (Reg. S) (b)	EUR	100,000	94,832
5.625% 9/21/28 (Reg. S) (b)	GBP	100,000	121,049
La Mondiale 0.75% 4/20/26 (Reg. S)	EUR	100,000	97,020
La Poste 1.375% 4/21/32 (Reg. S)	EUR	400,000	355,825
MACIF 0.625% 6/21/27 (Reg. S)	EUR	100,000	91,924
Orange SA 0.75% 6/29/34 (Reg. S)	EUR	500,000	387,830
Oseo SA:
0.125% 11/25/23 (Reg. S)	EUR	100,000	106,198
0.125% 3/25/25 (Reg. S)	EUR	200,000	204,346
0.25% 3/29/30 (Reg. S)	EUR	100,000	89,249
0.625% 5/25/26 (Reg. S)	EUR	200,000	201,183
0.75% 11/25/24	EUR	200,000	208,413
2.125% 11/29/27 (Reg. S)	EUR	200,000	207,887
RCI Banque SA:
0.75% 4/10/23 (Reg. S)	EUR	41,000	44,437
1.625% 5/26/26 (Reg. S)	EUR	37,000	36,840
RTE EdF Transport SA:
0% 9/9/27 (Reg. S)	EUR	100,000	93,997
0.625% 7/8/32 (Reg. S)	EUR	200,000	167,701
Societe du Grand Paris EPIC:
0% 11/25/30 (Reg. S)	EUR	200,000	171,234
1.7% 5/25/50 (Reg. S)	EUR	500,000	362,789
Societe Generale:
1% 11/24/30 (b)	EUR	100,000	95,446
1.25% 2/15/24 (Reg. S)	EUR	500,000	530,076
1.25% 12/7/27	GBP	300,000	303,432
1.5% 5/30/25 (Reg. S) (b)	EUR	500,000	526,558
4.25% 11/16/32 (Reg. S)	EUR	100,000	111,270
Societe Generale SFH:
0.25% 9/11/23 (Reg. S)	EUR	100,000	107,044
3.125% 2/24/26 (Reg. S)	EUR	1,000,000	1,080,253
Societe Nationale des Chemins de Fer Francais 0.625% 4/17/30 (Reg. S)	EUR	300,000	272,874
Suez SACA:
1.875% 5/24/27 (Reg. S)	EUR	100,000	101,071
2.375% 5/24/30 (Reg. S)	EUR	100,000	96,952
UNEDIC:
0% 11/25/28 (Reg. S)	EUR	200,000	183,731
0.25% 11/25/29 (Reg. S)	EUR	600,000	545,922
0.25% 7/16/35 (Reg. S)	EUR	400,000	303,604
0.875% 5/25/28 (Reg. S)	EUR	400,000	390,793
1.25% 10/21/27 (Reg. S)	EUR	100,000	100,483
1.5% 4/20/32 (Reg. S)	EUR	100,000	95,824
Unibail-Rodamco:
0.75% 10/25/28 (Reg. S)	EUR	200,000	172,198
1% 2/27/27 (Reg. S)	EUR	600,000	566,251
Veolia Environnement SA:
0.892% 1/14/24 (Reg. S)	EUR	1,000,000	1,063,244
1.25% 4/15/28 (Reg. S)	EUR	100,000	97,253
TOTAL FRANCE			23,147,059
Germany - 2.5%
Aareal Bank AG 0.05% 9/2/26 (Reg. S)	EUR	100,000	90,874
Allianz SE:
1.301% 9/25/49 (Reg. S) (b)	EUR	100,000	85,631
4.252% 7/5/52 (Reg. S) (b)	EUR	100,000	99,605
Amprion GmbH 3.45% 9/22/27 (Reg. S)	EUR	100,000	107,506
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	300,000	256,687
Bayerische Landesbank 1% 12/20/24 (Reg. S)	GBP	300,000	346,574
Berlin Hannoversche Hypothekenbank AG:
0.25% 5/30/23 (Reg. S)	EUR	108,000	116,643
0.25% 5/19/33 (Reg. S)	EUR	1,020,000	834,886
Bremen Freie Hansestadt 0.4% 8/20/49 (Reg. S)	EUR	29,000	15,988
Commerzbank AG:
0.01% 3/11/30	EUR	53,000	46,562
0.5% 12/4/26 (Reg. S)	EUR	58,000	55,265
1.25% 1/9/34	EUR	58,000	52,100
1.5% 8/28/28 (Reg. S)	EUR	100,000	94,992
1.875% 2/28/28 (Reg. S)	EUR	100,000	94,080
Deutsche Bahn Finance BV:
0.375% 12/3/26 (Reg. S)	GBP	214,000	228,201
0.625% 12/8/50 (Reg. S)	EUR	144,000	79,051
0.875% 6/23/39 (Reg. S)	EUR	198,000	145,028
1.375% 7/7/25 (Reg. S)	GBP	28,000	32,459
1.875% 2/13/26 (Reg. S)	GBP	171,000	197,337
Deutsche Bank AG:
3 month EURIBOR + 1.870% 1.875% 2/23/28 (Reg. S) (b)(d)	EUR	200,000	187,694
1.375% 9/3/26 (Reg. S) (b)	EUR	200,000	194,156
1.625% 1/20/27 (Reg. S)	EUR	300,000	280,016
2.625% 12/16/24 (Reg. S)	GBP	200,000	227,621
4% 6/24/32 (Reg. S) (b)	EUR	100,000	93,808
Deutsche Borse AG 0.125% 2/22/31 (Reg. S)	EUR	100,000	84,433
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	60,000	63,020
DZ HYP AG 0.5% 6/16/26 (Reg. S)	EUR	1,200,000	1,193,847
E.ON SE:
0.25% 10/24/26 (Reg. S)	EUR	69,000	67,268
0.75% 2/20/28 (Reg. S)	EUR	99,000	94,646
0.875% 8/20/31 (Reg. S)	EUR	100,000	86,841
0.875% 10/18/34 (Reg. S)	EUR	117,000	92,344
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	100,000	83,830
Hannover Reuck SE 1.75% 10/8/40 (Reg. S) (b)	EUR	100,000	84,018
KfW:
0% 6/30/23 (Reg. S)	EUR	173,000	186,340
0% 9/30/26 (Reg. S)	EUR	273,000	268,010
0% 9/15/28 (Reg. S)	EUR	442,000	411,104
0% 9/17/30 (Reg. S)	EUR	261,000	229,186
0.01% 5/5/27 (Reg. S)	EUR	38,000	36,649
0.05% 9/29/34 (Reg. S)	EUR	1,284,000	997,808
0.125% 12/30/26 (Reg. S)	GBP	1,064,000	1,131,520
0.625% 2/22/27	EUR	283,000	281,234
0.625% 1/7/28	EUR	1,834,000	1,792,689
0.75% 6/28/28	EUR	72,000	70,200
0.875% 9/15/26 (Reg. S)	GBP	43,000	47,580
0.875% 7/4/39 (Reg. S)	EUR	110,000	85,281
1.375% 12/9/24 (Reg. S)	GBP	151,000	176,838
1.375% 2/2/28	SEK	310,000	27,398
1.5% 7/24/24	AUD	82,000	53,313
3.2% 9/11/26	AUD	118,000	77,771
Landesbank Baden-Wurttemberg 0.375% 5/7/29 (Reg. S)	EUR	100,000	83,008
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	37,608
0.875% 12/15/26 (Reg. S)	GBP	19,000	20,805
1.375% 9/8/25 (Reg. S)	GBP	1,512,000	1,739,000
2.6% 3/23/27 (Reg. S)	AUD	60,000	38,382
LEG Immobilien AG:
0.375% 1/17/26 (Reg. S)	EUR	100,000	96,865
0.875% 1/17/29 (Reg. S)	EUR	100,000	84,582
Mercedes-Benz Group AG:
1.125% 8/8/34 (Reg. S)	EUR	27,000	22,555
1.5% 7/3/29 (Reg. S)	EUR	44,000	42,666
Muenchener Hypothekenbank eG:
0.5% 12/11/24 (Reg. S)	GBP	800,000	919,359
1.875% 8/25/32 (Reg. S)	EUR	60,000	58,702
NRW.BANK 0.875% 4/12/34	EUR	387,000	331,766
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	120,000	120,882
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	33,122
0.375% 1/17/33 (Reg. S)	EUR	200,000	167,196
0.85% 5/22/34 (Reg. S)	EUR	102,000	86,866
Vier Gas Transport GmbH 1.5% 9/25/28 (Reg. S)	EUR	100,000	96,044
Volkswagen Financial Services AG:
0.875% 1/31/28 (Reg. S)	EUR	630,000	586,181
1.5% 10/1/24 (Reg. S)	EUR	36,000	37,889
2.5% 4/6/23	EUR	35,000	37,945
3.375% 4/6/28 (Reg. S)	EUR	32,000	33,748
Vonovia SE 1% 6/16/33 (Reg. S)	EUR	400,000	270,887
TOTAL GERMANY			16,631,990
Ireland - 0.3%
AIB Group PLC 4.625% 7/23/29 (Reg. S) (b)	EUR	100,000	106,075
Bank of Ireland Group PLC 1% 11/25/25 (Reg. S) (b)	EUR	100,000	102,926
ESB Finance Ltd. 1.125% 6/11/30 (Reg. S)	EUR	135,000	124,815
Johnson Controls International PLC 1.375% 2/25/25	EUR	1,296,000	1,349,896
TOTAL IRELAND			1,683,712
Italy - 0.4%
A2A SpA 0.625% 7/15/31 (Reg. S)	EUR	140,000	113,474
ACEA SpA 1.5% 6/8/27 (Reg. S)	EUR	117,000	117,453
Amco - Asset Management Co. SpA 1.375% 1/27/25 (Reg. S)	EUR	110,000	113,658
Assicurazioni Generali SpA:
2.124% 10/1/30 (Reg. S)	EUR	130,000	113,835
5.5% 10/27/47 (Reg. S) (b)	EUR	100,000	108,237
Credit Agricole Italia SpA 0.375% 1/20/32 (Reg. S)	EUR	200,000	163,638
Ferrovie dello Stato FS SpA 1.5% 6/27/25 (Reg. S)	EUR	144,000	149,120
Intesa Sanpaolo SpA:
0.75% 3/16/28 (Reg. S)	EUR	260,000	239,680
2.125% 5/26/25 (Reg. S)	EUR	323,000	336,944
Mediobanca SpA 1.625% 1/7/25 (Reg. S)	EUR	280,000	291,490
Snam SpA:
0% 5/12/24 (Reg. S)	EUR	110,000	114,639
0.75% 6/20/29 (Reg. S)	EUR	190,000	169,647
Terna - Rete Elettrica Nazionale 0.375% 6/23/29 (Reg. S)	EUR	120,000	106,602
UniCredit SpA 2.2% 7/22/27 (Reg. S) (b)	EUR	490,000	485,300
TOTAL ITALY			2,623,717
Japan - 0.0%
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	157,000	122,222
Korea (South) - 0.0%
Korea Housing Finance Corp. 0.01% 7/7/25 (Reg. S)	EUR	160,000	159,374
Luxembourg - 1.2%
Aroundtown SA 0.375% 4/15/27 (Reg. S)	EUR	200,000	144,992
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	1,553,000	1,561,634
Blackstone Property Partners Europe LP:
1.25% 4/26/27 (Reg. S)	EUR	153,000	131,907
2% 2/15/24 (Reg. S)	EUR	180,000	188,033
CK Hutchison Group Telecom Finance SA 0.375% 10/17/23 (Reg. S)	EUR	887,000	945,627
CPI Property Group SA 2.75% 5/12/26 (Reg. S)	EUR	153,000	131,003
DH Europe Finance II SARL:
0.2% 3/18/26	EUR	2,894,000	2,857,016
0.75% 9/18/31	EUR	456,000	393,632
1.35% 9/18/39	EUR	192,000	143,025
Logicor Financing SARL 0.75% 7/15/24 (Reg. S)	EUR	558,000	562,007
Medtronic Global Holdings SCA:
0.25% 7/2/25	EUR	100,000	101,126
1.75% 7/2/49 (Reg. S)	EUR	227,000	154,774
Nestle Finance International Ltd. 1.25% 11/2/29 (Reg. S)	EUR	30,000	28,944
Prologis International Funding II SA 1.75% 3/15/28 (Reg. S)	EUR	144,000	137,869
Segro Capital SARL 1.25% 3/23/26 (Reg. S)	EUR	160,000	154,541
SELP Finance SARL 1.5% 11/20/25 (Reg. S)	EUR	100,000	97,778
Whirlpool EMEA Finance SARL 0.5% 2/20/28	EUR	170,000	156,670
TOTAL LUXEMBOURG			7,890,578
Mexico - 0.1%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	95,456
1.5% 3/10/24	EUR	100,000	105,929
2.125% 3/10/28	EUR	200,000	199,589
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	85,425
TOTAL MEXICO			486,399
Multi-National - 0.0%
EUROFIMA 0.15% 10/10/34 (Reg. S)	EUR	191,000	147,420
Netherlands - 1.8%
ABN AMRO Bank NV:
0.375% 1/14/35 (Reg. S)	EUR	200,000	156,782
0.6% 1/15/27 (Reg. S)	EUR	300,000	286,447
0.875% 1/15/24 (Reg. S)	EUR	150,000	159,294
1.375% 1/12/37 (Reg. S)	EUR	400,000	343,594
4.5% 11/21/34 (Reg. S)	EUR	100,000	108,403
Airbus Group NV 2.375% 6/9/40 (Reg. S)	EUR	166,000	141,303
Allianz Finance II BV 1.5% 1/15/30 (Reg. S)	EUR	200,000	195,135
Bank Nederlandse Gemeenten NV:
0.75% 1/24/29 (Reg. S)	EUR	2,004,000	1,910,542
3.3% 7/17/28 (Reg. S)	AUD	97,000	62,468
BAT Netherlands Finance BV 3.125% 4/7/28 (Reg. S)	EUR	100,000	101,494
BMV Finance NV:
0.625% 10/6/23 (Reg. S)	EUR	32,000	34,255
1.5% 2/6/29 (Reg. S)	EUR	86,000	84,630
CTP BV 0.75% 2/18/27 (Reg. S)	EUR	108,000	90,698
Daimler International Finance BV:
0.375% 11/8/26 (Reg. S)	EUR	23,000	22,600
1.375% 6/26/26 (Reg. S)	EUR	44,000	45,165
2.625% 4/7/25 (Reg. S)	EUR	472,000	506,421
Demeter Investments BV 2.75% 2/19/49 (Reg. S) (b)	EUR	120,000	112,537
Deutsche Annington Finance BV:
0.625% 10/7/27 (Reg. S)	EUR	100,000	88,950
0.75% 1/15/24 (Reg. S)	EUR	200,000	210,777
1.625% 4/7/24 (Reg. S)	EUR	400,000	420,807
Digital Dutch Finco BV 1.5% 3/15/30 (Reg. S)	EUR	100,000	84,308
Digital Intrepid Holding BV 0.625% 7/15/31 (Reg. S)	EUR	100,000	74,528
E.ON International Finance BV:
1% 4/13/25 (Reg. S)	EUR	660,000	681,749
1.5% 7/31/29 (Reg. S)	EUR	115,000	109,534
EDP Finance BV 1.875% 9/21/29 (Reg. S)	EUR	100,000	96,208
EnBW International Finance BV 0.5% 3/1/33 (Reg. S)	EUR	81,000	63,478
Eneco Holding NV 0% 11/16/26 (Reg. S)	EUR	117,000	112,778
ENEL Finance International NV:
0.375% 6/17/27 (Reg. S)	EUR	220,000	207,548
2.875% 4/11/29 (Reg. S)	GBP	456,000	488,809
Euronext NV 1% 4/18/25 (Reg. S)	EUR	240,000	245,449
Heimstaden Bostad Treasury BV 1.375% 7/24/28 (Reg. S)	EUR	135,000	107,589
ING Groep NV:
0.25% 2/18/29 (Reg. S) (b)	EUR	500,000	441,576
1.125% 2/14/25 (Reg. S)	EUR	300,000	310,010
2.125% 5/26/31 (Reg. S) (b)	EUR	400,000	396,517
3% 2/18/26 (Reg. S)	GBP	100,000	115,549
JAB Holdings BV 2.5% 6/25/29	EUR	100,000	97,034
LeasePlan Corp. NV 2.125% 5/6/25 (Reg. S)	EUR	130,000	135,069
Nationale-Nederlanden Bank NV 1% 9/25/28 (Reg. S)	EUR	700,000	676,661
Naturgy Finance BV 1.25% 1/15/26 (Reg. S)	EUR	200,000	202,702
Nederlandse Waterschapsbank NV:
0.75% 10/4/41 (Reg. S)	EUR	748,000	526,687
3.3% 5/2/29 (Reg. S)	AUD	40,000	25,462
NIBC Bank NV 2% 4/9/24 (Reg. S)	EUR	200,000	210,904
Rabobank Nederland:
0.25% 10/30/26 (Reg. S)	EUR	500,000	485,863
0.75% 8/29/23 (Reg. S)	EUR	300,000	321,942
1.25% 3/23/26 (Reg. S)	EUR	79,000	80,452
Royal Schiphol Group NV 2% 4/6/29 (Reg. S)	EUR	117,000	116,346
Schlumberger Finance BV 2% 5/6/32 (Reg. S)	EUR	230,000	216,133
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	21,915
1.75% 2/28/39 (Reg. S)	EUR	23,000	19,462
TenneT Holding BV 0.875% 6/16/35 (Reg. S)	EUR	234,000	195,294
Volkswagen Financial Services AG 2.25% 4/12/25 (Reg. S)	GBP	26,000	30,311
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	100,000	107,191
1.625% 1/16/30 (Reg. S)	EUR	45,000	42,995
4.125% 11/16/38 (Reg. S)	EUR	200,000	205,235
WPC Eurobond BV 2.25% 4/9/26	EUR	110,000	110,145
TOTAL NETHERLANDS			12,445,735
Norway - 0.6%
DNB Bank ASA:
0.05% 11/14/23 (Reg. S)	EUR	400,000	424,712
4% 8/17/27 (Reg. S) (b)	GBP	100,000	117,205
DNB Naeringskreditt A/S 0.375% 11/14/23 (Reg. S)	EUR	850,000	905,487
Equinor ASA 1.375% 5/22/32 (Reg. S)	EUR	241,000	217,138
Kommunalbanken A/S:
0.6% 6/1/26	AUD	500,000	302,013
1.5% 12/15/23 (Reg. S)	GBP	100,000	120,529
Sparebank 1 Boligkreditt A/S 0.01% 9/22/27 (Reg. S)	EUR	1,151,000	1,080,319
Telenor ASA:
0% 9/25/23 (Reg. S)	EUR	253,000	269,862
0.75% 5/31/26 (Reg. S)	EUR	100,000	99,084
1.125% 5/31/29 (Reg. S)	EUR	157,000	146,306
TOTAL NORWAY			3,682,655
Spain - 0.5%
Abertis Infraestructuras SA 2.375% 9/27/27 (Reg. S)	EUR	400,000	404,987
Banco Bilbao Vizcaya Argentaria SA:
2.575% 2/22/29 (Reg. S) (b)	EUR	100,000	105,754
4.375% 10/14/29 (Reg. S)	EUR	200,000	221,949
Banco Santander SA:
0.2% 2/11/28 (Reg. S)	EUR	300,000	273,229
1.375% 1/5/26 (Reg. S)	EUR	300,000	302,929
2.125% 2/8/28 (Reg. S)	EUR	100,000	97,152
3.125% 1/19/27 (Reg. S)	EUR	100,000	103,776
CaixaBank SA:
0.75% 5/26/28 (Reg. S) (b)	EUR	100,000	93,160
1.5% 12/3/26 (Reg. S) (b)	GBP	200,000	216,867
2.25% 4/17/30 (Reg. S) (b)	EUR	100,000	100,637
2.375% 2/1/24 (Reg. S)	EUR	800,000	856,920
3.75% 2/15/29 (Reg. S) (b)	EUR	100,000	106,643
Comunidad de Madrid 1.571% 4/30/29 (Reg. S)	EUR	316,000	310,949
Iberdrola Finanzas SAU 3.375% 11/22/32 (Reg. S)	EUR	100,000	106,761
TOTAL SPAIN			3,301,713
Sweden - 1.2%
Akelius Residential Property AB 1.125% 3/14/24 (Reg. S)	EUR	297,000	309,966
Fastighets AB Balder 1.25% 1/28/28 (Reg. S)	EUR	108,000	83,234
Kommuninvest I Sverige AB:
1% 10/2/24 (Reg. S)	SEK	8,080,000	748,298
1% 5/12/25 (Reg. S)	SEK	9,970,000	911,417
1% 11/12/26 (Reg. S)	SEK	6,710,000	595,727
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	36,458
1.5% 9/16/26 (Reg. S)	SEK	5,600,000	504,267
Nordea Hypotek AB 1% 9/17/25	SEK	1,700,000	153,958
Sagax AB 2.25% 3/13/25 (Reg. S)	EUR	120,000	122,327
Samhallsbyggnadsbolaget I Norden AB 1% 8/12/27 (Reg. S)	EUR	108,000	77,893
Skandinaviska Enskilda Banken AB:
0.75% 11/15/27 (Reg. S)	EUR	100,000	97,049
1.75% 11/11/26 (Reg. S)	EUR	210,000	212,303
Stadshypotek AB:
0.375% 3/13/26 (Reg. S)	EUR	500,000	497,813
1.5% 6/1/23 (Reg. S)	SEK	5,000,000	480,347
1.5% 3/1/24 (Reg. S)	SEK	1,000,000	94,383
1.5% 12/3/24 (Reg. S)	SEK	8,000,000	744,113
Svenska Handelsbanken AB:
1% 4/15/25 (Reg. S)	EUR	220,000	227,064
1.625% 12/15/23 (Reg. S)	GBP	656,000	787,923
1.625% 3/5/29 (Reg. S) (b)	EUR	130,000	135,940
Swedbank AB 2.1% 5/25/27 (Reg. S)	EUR	108,000	109,099
Swedbank Hypotek AB:
0.45% 8/23/23 (Reg. S)	EUR	190,000	203,832
1% 9/18/24 (Reg. S)	SEK	800,000	74,170
Swedish Covered Bond Corp. 2% 6/17/26 (Reg. S)	SEK	11,000,000	1,010,805
Vattenfall AB 0.125% 2/12/29 (Reg. S)	EUR	108,000	97,594
TOTAL SWEDEN			8,315,980
Switzerland - 0.9%
Credit Suisse Group AG:
0.65% 1/14/28 (Reg. S) (b)	EUR	100,000	89,515
1% 6/24/27 (Reg. S) (b)	EUR	150,000	140,052
1.25% 7/17/25 (Reg. S) (b)	EUR	307,000	310,282
3.25% 4/2/26 (Reg. S) (b)	EUR	605,000	616,755
Pfandbrief Schweiz Hypo:
0% 7/29/24 (Reg. S)	CHF	40,000	42,525
0% 8/26/49 (Reg. S)	CHF	520,000	344,014
0.125% 12/19/31 (Reg. S)	CHF	1,270,000	1,179,707
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0% 3/13/28 (Reg. S)	CHF	750,000	743,319
0% 7/25/31 (Reg. S)	CHF	110,000	101,922
0.1% 12/3/31 (Reg. S)	CHF	195,000	181,034
0.5% 11/24/28 (Reg. S)	CHF	40,000	40,284
UBS Group AG:
0.25% 1/29/26 (Reg. S) (b)	EUR	669,000	667,270
1% 3/21/25 (Reg. S) (b)	EUR	300,000	314,044
1.25% 4/17/25 (Reg. S) (b)	EUR	1,014,000	1,060,306
TOTAL SWITZERLAND			5,831,029
United Kingdom - 1.3%
Amcor UK Finance PLC 1.125% 6/23/27	EUR	1,384,000	1,328,558
Annington Funding PLC 2.308% 10/6/32 (Reg. S)	GBP	104,000	93,353
Barclays PLC:
3.25% 1/17/33	GBP	299,000	292,151
3.375% 4/2/25 (Reg. S) (b)	EUR	701,000	753,411
BP Capital Markets PLC 1.637% 6/26/29 (Reg. S)	EUR	100,000	96,998
HSBC Holdings PLC:
Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (b)(d)	EUR	270,000	305,097
1.5% 12/4/24 (Reg. S) (b)	EUR	930,000	992,930
3% 7/22/28 (b)	GBP	110,000	121,384
LCR Finance PLC 5.1% 3/7/51	GBP	93,000	130,696
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	88,472
Lloyds Banking Group PLC:
0.5% 11/12/25 (Reg. S) (b)	EUR	130,000	133,447
1.985% 12/15/31 (b)	GBP	104,000	109,174
2.25% 10/16/24	GBP	100,000	117,220
3.5% 4/1/26 (Reg. S) (b)	EUR	404,000	432,687
London & Quadrant Housing Trust 2% 3/31/32 (Reg. S)	GBP	112,000	108,041
M&G PLC 5.625% 10/20/51 (Reg. S) (b)	GBP	104,000	116,684
National Grid Electricity Transmission PLC 0.823% 7/7/32 (Reg. S)	EUR	140,000	116,063
National Grid PLC 2.179% 6/30/26 (Reg. S)	EUR	430,000	446,486
Nationwide Building Society 0.625% 3/25/27 (Reg. S)	EUR	903,000	880,680
NatWest Group PLC:
3 month EURIBOR + 1.080% 1.75% 3/2/26 (Reg. S) (b)(d)	EUR	110,000	113,459
3.622% 8/14/30 (Reg. S) (b)	GBP	411,000	468,827
NatWest Markets PLC 6.375% 11/8/27 (Reg. S)	GBP	280,000	358,596
NIE Finance PLC 2.5% 10/27/25 (Reg. S)	GBP	200,000	230,974
Santander UK PLC 0.05% 1/12/27 (Reg. S)	EUR	200,000	191,306
Standard Chartered PLC 0.85% 1/27/28 (Reg. S) (b)	EUR	107,000	100,997
Westpac Securities NZ Ltd. London Branch 0.01% 6/8/28 (Reg. S)	EUR	998,000	903,411
TOTAL UNITED KINGDOM			9,031,102
United States of America - 4.4%
ACE INA Holdings, Inc. 1.55% 3/15/28	EUR	639,000	627,010
Air Products & Chemicals, Inc. 0.5% 5/5/28	EUR	1,223,000	1,132,177
Altria Group, Inc.:
2.2% 6/15/27	EUR	398,000	396,532
3.125% 6/15/31	EUR	174,000	160,939
American Honda Finance Corp. 1.95% 10/18/24	EUR	1,294,000	1,369,419
Apple, Inc. 0.5% 11/15/31	EUR	911,000	790,686
AT&T, Inc.:
0.25% 3/4/26	EUR	100,000	98,559
2.9% 12/4/26	GBP	2,720,000	3,110,059
Athene Global Funding 0.832% 1/8/27 (Reg. S)	EUR	140,000	127,230
Bank of America Corp. 0.694% 3/22/31 (Reg. S) (b)	EUR	486,000	417,094
Berkshire Hathaway, Inc. 2.15% 3/15/28	EUR	797,000	806,786
Citigroup, Inc.:
2.75% 1/24/24	GBP	204,000	246,377
4.112% 9/22/33 (Reg. S) (b)	EUR	220,000	231,844
Comcast Corp. 1.875% 2/20/36	GBP	405,000	357,964
DXC Technology Co. 1.75% 1/15/26	EUR	914,000	915,614
FedEx Corp. 0.95% 5/4/33	EUR	371,000	291,699
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	758,000	748,042
Fiserv, Inc. 2.25% 7/1/25	GBP	925,000	1,073,663
Ford Motor Credit Co. LLC 2.33% 11/25/25	EUR	100,000	100,881
General Electric Co.:
0.875% 5/17/25	EUR	2,219,000	2,271,229
2.125% 5/17/37	EUR	110,000	93,345
Goldman Sachs Group, Inc.:
1.375% 5/15/24 (Reg. S)	EUR	1,230,000	1,300,080
1.875% 12/16/30 (Reg. S)	GBP	100,000	95,993
2% 11/1/28 (Reg. S)	EUR	51,000	49,877
3.125% 7/25/29 (Reg. S)	GBP	27,000	28,981
3.375% 3/27/25 (Reg. S)	EUR	488,000	525,303
IBM Corp. 1.2% 2/11/40	EUR	272,000	194,328
Illinois Tool Works, Inc. 0.25% 12/5/24	EUR	2,734,000	2,808,938
JPMorgan Chase & Co. 0.389% 2/24/28 (Reg. S) (b)	EUR	792,000	742,969
Marsh & McLennan Companies, Inc. 1.349% 9/21/26	EUR	768,000	763,654
McKesson Corp. 3.125% 2/17/29	GBP	573,000	630,202
Metropolitan Life Global Funding I 1.75% 5/25/25 (Reg. S)	EUR	350,000	361,724
Morgan Stanley:
1.102% 4/29/33 (b)	EUR	243,000	200,251
5.789% 11/18/33 (b)	GBP	170,000	213,194
New York Life Global Funding 0.125% 7/23/30 (Reg. S)	CHF	215,000	198,845
Philip Morris International, Inc.:
1.45% 8/1/39	EUR	100,000	62,763
2% 5/9/36	EUR	210,000	158,087
PPG Industries, Inc. 0.875% 11/3/25	EUR	744,000	755,406
Procter & Gamble Co.:
1.375% 5/3/25	GBP	221,000	256,977
1.8% 5/3/29	GBP	381,000	409,112
Prologis LP 2.25% 6/30/29	GBP	619,000	648,649
Public Storage 0.875% 1/24/32	EUR	245,000	188,192
Realty Income Corp. 1.75% 7/13/33	GBP	413,000	363,290
The Coca-Cola Co. 0.375% 3/15/33	EUR	906,000	728,878
The Dow Chemical Co. 1.875% 3/15/40	EUR	232,000	166,891
Thermo Fisher Scientific, Inc.:
0.125% 3/1/25	EUR	100,000	101,835
1.875% 10/1/49	EUR	106,000	73,303
Verizon Communications, Inc.:
1.375% 10/27/26	EUR	762,000	767,211
3.375% 10/27/36	GBP	486,000	489,076
VF Corp. 0.25% 2/25/28	EUR	606,000	542,912
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	350,000	337,144
TOTAL UNITED STATES OF AMERICA			29,531,214
TOTAL NONCONVERTIBLE BONDS (Cost $215,622,193)			189,336,848

Government Obligations - 65.3%
		Principal Amount (a)	Value ($)
Australia - 1.9%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	493,000	315,243
0.25% 11/21/25 (Reg. S)	AUD	211,000	131,855
1% 12/21/30 (Reg. S)	AUD	1,482,000	845,109
1.25% 5/21/32	AUD	3,826,000	2,147,447
1.75% 11/21/32 (Reg. S)	AUD	1,280,000	751,782
1.75% 6/21/51 (Reg. S)	AUD	589,000	253,463
2.25% 5/21/28 (Reg. S)	AUD	1,320,000	852,519
2.75% 4/21/24	AUD	30,000	19,985
2.75% 11/21/28	AUD	729,000	481,107
2.75% 11/21/29 (Reg. S)	AUD	1,280,000	839,475
2.75% 5/21/41(Reg. S)	AUD	1,224,000	712,416
3% 3/21/47	AUD	468,000	272,979
3.25% 4/21/25 (Reg. S)	AUD	56,000	37,705
3.25% 4/21/29(Reg. S)	AUD	70,000	47,375
4.5% 4/21/33	AUD	450,000	331,036
4.75% 4/21/27(Reg. S)	AUD	2,430,000	1,738,160
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (c)	AUD	2,111,000	1,199,078
3.25% 7/21/26 (Reg. S) (c)	AUD	247,000	164,346
3.25% 7/21/28 (Reg. S) (c)	AUD	154,000	101,754
3.5% 8/21/30 (Reg. S) (c)	AUD	58,000	38,188
Treasury Corp. of Victoria:
0.5% 11/20/25	AUD	110,000	68,197
1.25% 11/19/27	AUD	952,000	576,254
1.5% 11/20/30	AUD	1,347,000	763,341
2.5% 10/22/29	AUD	424,000	264,126
TOTAL AUSTRALIA			12,952,940
Austria - 0.7%
Austrian Republic:
0% 4/20/23 (Reg. S) (c)	EUR	12,000	12,987
0% 2/20/30 (Reg. S) (c)	EUR	162,000	144,660
0% 10/20/40 (Reg. S) (c)	EUR	628,000	396,849
0.5% 4/20/27 (Reg. S) (c)	EUR	821,000	815,710
0.5% 2/20/29 (Reg. S) (c)	EUR	677,000	643,903
0.75% 10/20/26 (Reg. S) (c)	EUR	185,000	187,822
0.75% 2/20/28 (Reg. S) (c)	EUR	355,000	350,677
0.75% 3/20/51 (Reg. S) (c)	EUR	1,090,000	685,565
0.9% 2/20/32 (Reg. S) (c)	EUR	744,000	681,548
1.2% 10/20/25 (Reg. S) (c)	EUR	77,000	80,406
1.5% 2/20/47 (Reg. S) (c)	EUR	483,000	389,630
2.4% 5/23/34(Reg. S) (c)	EUR	40,000	40,993
3.15% 6/20/44(Reg. S) (c)	EUR	10,000	11,085
4.15% 3/15/37 (c)	EUR	20,000	24,266
TOTAL AUSTRIA			4,466,101
Belgium - 1.3%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (c)	EUR	1,690,000	1,627,945
0% 10/22/31 (c)	EUR	622,000	530,157
0.1% 6/22/30 (Reg. S) (c)	EUR	175,000	157,432
0.35% 6/22/32 (c)	EUR	549,000	474,244
0.4% 6/22/40 (c)	EUR	1,212,000	824,004
0.5% 10/22/24 (Reg. S) (c)	EUR	544,000	569,620
0.8% 6/22/25 (Reg. S) (c)	EUR	105,000	109,290
0.8% 6/22/27 (c)	EUR	39,000	39,214
0.9% 6/22/29 (c)	EUR	1,373,000	1,341,439
1% 6/22/26 (Reg. S) (c)	EUR	161,000	165,837
1.25% 4/22/33 (Reg. S) (c)	EUR	1,521,000	1,417,183
1.4% 6/22/53 (Reg. S) (c)	EUR	982,000	679,996
1.45% 6/22/37 (Reg. S) (c)	EUR	84,000	73,376
1.6% 6/22/47 (c)	EUR	38,000	29,614
1.7% 6/22/50 (c)	EUR	23,000	17,847
1.9% 6/22/38(Reg. S) (c)	EUR	101,000	92,467
2.25% 6/22/57 (Reg. S) (c)	EUR	124,000	105,723
3.75% 6/22/45(Reg. S)	EUR	20,000	23,201
4% 3/28/32	EUR	30,000	35,405
4.25% 3/28/41 (c)	EUR	195,000	239,092
5.5% 3/28/28	EUR	40,000	49,120
Walloon Region 1.05% 6/22/40 (Reg. S)	EUR	100,000	72,267
TOTAL BELGIUM			8,674,473
Bulgaria - 0.0%
Bulgarian Republic 4.625% 9/23/34(Reg. S)	EUR	190,000	202,295
Canada - 3.9%
Alberta Province:
0.5% 4/16/25 (Reg. S)	EUR	100,000	102,531
0.625% 4/18/25 (Reg. S)	EUR	330,000	338,956
2.05% 6/1/30	CAD	260,000	174,538
3.05% 12/1/48	CAD	724,000	442,591
3.1% 6/1/50	CAD	231,000	142,432
British Columbia Province:
2.3% 6/18/26	CAD	210,000	149,306
2.75% 6/18/52	CAD	140,000	81,066
2.95% 6/18/50	CAD	924,000	559,268
Canada Housing Trust No. 1:
1.75% 6/15/30 (c)	CAD	730,000	488,152
1.8% 12/15/24 (c)	CAD	3,265,000	2,329,202
2.1% 9/15/29 (c)	CAD	70,000	48,274
3.15% 9/15/23 (c)	CAD	740,000	544,485
3.6% 12/15/27 (c)	CAD	1,910,000	1,429,850
Canadian Government:
0.25% 3/1/26	CAD	548,000	370,657
0.5% 12/1/30	CAD	161,000	99,909
1% 6/1/27	CAD	58,000	39,550
1.25% 3/1/27	CAD	1,460,000	1,004,867
1.25% 6/1/30	CAD	16,000	10,613
1.5% 9/1/24	CAD	18,000	12,866
1.5% 12/1/31	CAD	480,000	318,018
1.75% 12/1/53	CAD	830,000	458,204
2% 6/1/28	CAD	50,000	35,397
2% 6/1/32	CAD	2,410,000	1,657,434
2% 12/1/51	CAD	410,000	242,214
2.5% 12/1/32	CAD	1,190,000	850,652
3% 11/1/24	CAD	1,820,000	1,328,216
City of Montreal 2.3% 9/1/29	CAD	140,000	95,614
City of Ottawa 4.6% 7/14/42	CAD	70,000	53,073
City of Toronto 2.8% 11/22/49	CAD	180,000	100,513
Manitoba Province:
3.2% 3/5/50	CAD	256,000	159,127
3.4% 9/5/48	CAD	310,000	200,152
New Brunswick Province:
3.05% 8/14/50	CAD	227,000	137,262
3.55% 6/3/43	CAD	100,000	67,134
Newfoundland Province:
2.65% 10/17/50	CAD	167,000	88,069
3.3% 10/17/46	CAD	50,000	30,521
3.7% 10/17/48	CAD	70,000	45,599
Nova Scotia Province 3.15% 12/1/51	CAD	80,000	49,428
Ontario Province:
0.25% 12/15/26 (Reg. S)	GBP	638,000	675,443
0.375% 6/14/24 (Reg. S)	EUR	100,000	104,506
0.375% 4/8/27 (Reg. S)	EUR	283,000	274,179
1.05% 9/8/27	CAD	460,000	307,058
1.75% 9/8/25	CAD	401,000	282,771
2.05% 6/2/30	CAD	59,000	39,699
2.15% 6/2/31	CAD	170,000	113,317
2.3% 9/8/24	CAD	53,000	38,210
2.4% 6/2/26	CAD	49,000	34,953
2.6% 6/2/25	CAD	3,000,000	2,163,396
2.65% 12/2/50	CAD	49,000	27,821
2.7% 6/2/29	CAD	1,703,000	1,209,086
2.8% 6/2/48	CAD	1,868,000	1,103,399
2.9% 6/2/49	CAD	885,000	530,437
Quebec Province:
0% 10/29/30 (Reg. S)	EUR	1,050,000	893,223
0.5% 1/25/32 (Reg. S)	EUR	330,000	281,217
0.75% 12/13/24 (Reg. S)	GBP	192,000	222,085
1.5% 9/1/31	CAD	1,966,000	1,238,078
1.9% 9/1/30	CAD	131,000	86,896
2.25% 2/22/24	CAD	290,000	210,894
2.25% 9/15/26 (Reg. S)	GBP	112,000	128,943
2.3% 9/1/29	CAD	1,179,000	815,591
2.5% 9/1/26	CAD	423,000	302,594
2.85% 12/1/53	CAD	110,000	65,011
3.1% 12/1/51	CAD	230,000	143,189
3.5% 12/1/45	CAD	130,000	87,377
3.65% 5/20/32	CAD	410,000	304,999
5% 12/1/38	CAD	90,000	74,036
5% 12/1/41	CAD	420,000	346,846
Saskatchewan Province 3.1% 6/2/50	CAD	293,000	180,877
TOTAL CANADA			26,571,871
Chile - 0.3%
Chilean Republic:
1.25% 1/29/40	EUR	114,000	82,123
1.875% 5/27/30	EUR	100,000	94,135
5.1% 7/15/50	CLP	120,000,000	150,567
5.8% 6/1/24(Reg. S) (c)	CLP	1,300,000,000	1,609,825
TOTAL CHILE			1,936,650
China - 11.4%
China Development Bank 3% 1/17/32	CNY	10,000,000	1,451,101
Peoples Republic of China:
2.18% 8/25/25	CNY	40,460,000	5,848,648
2.24% 5/25/25	CNY	8,680,000	1,257,844
2.26% 2/24/25	CNY	6,980,000	1,012,491
2.28% 3/17/24	CNY	14,710,000	2,142,573
2.37% 1/20/27	CNY	5,670,000	817,949
2.44% 10/15/27	CNY	4,120,000	594,203
2.48% 4/15/27	CNY	6,860,000	992,411
2.5% 7/25/27	CNY	21,290,000	3,075,556
2.6% 9/1/32	CNY	15,220,000	2,162,210
2.62% 9/25/29	CNY	13,690,000	1,966,873
2.64% 1/15/28	CNY	20,000,000	2,905,235
2.68% 5/21/30	CNY	1,760,000	253,050
2.7% 11/3/26	CNY	20,270,000	2,955,860
2.75% 6/15/29	CNY	11,830,000	1,713,639
2.75% 2/17/32	CNY	9,650,000	1,391,246
2.76% 5/15/32	CNY	37,100,000	5,350,978
2.79% 12/15/29	CNY	8,320,000	1,207,114
2.8% 3/24/29	CNY	7,560,000	1,100,086
2.8% 11/15/32	CNY	12,110,000	1,748,835
2.84% 4/8/24	CNY	22,610,000	3,311,300
2.91% 10/14/28	CNY	13,650,000	2,003,621
3.02% 10/22/25	CNY	41,220,000	6,084,814
3.02% 5/27/31	CNY	2,210,000	325,761
3.12% 10/25/52	CNY	2,770,000	392,741
3.25% 6/6/26	CNY	18,000,000	2,681,901
3.27% 11/19/30	CNY	54,840,000	8,261,239
3.32% 4/15/52	CNY	19,390,000	2,858,700
3.53% 10/18/51	CNY	2,230,000	339,619
3.81% 9/14/50	CNY	41,140,000	6,568,313
3.86% 7/22/49	CNY	22,330,000	3,584,961
4.12% 8/2/42	CNY	3,320,000	550,786
TOTAL CHINA			76,911,658
Colombia - 0.3%
Colombian Republic:
5.75% 11/3/27	COP	2,000,000,000	346,753
7% 3/26/31	COP	3,780,000,000	624,463
7% 6/30/32	COP	873,300,000	139,069
7.25% 10/18/34	COP	2,346,200,000	363,779
10% 7/24/24	COP	1,080,000,000	230,266
TOTAL COLOMBIA			1,704,330
Croatia - 0.1%
Croatia Republic:
1.125% 6/19/29 (Reg. S)	EUR	151,000	140,352
2.7% 6/15/28	EUR	200,000	207,858
TOTAL CROATIA			348,210
Cyprus - 0.0%
Republic of Cyprus:
2.25% 4/16/50 (Reg. S)	EUR	189,000	146,080
2.375% 9/25/28 (Reg. S)	EUR	84,000	84,710
2.75% 6/27/24 (Reg. S)	EUR	32,000	34,515
3.75% 7/26/23 (Reg. S)	EUR	44,000	47,730
TOTAL CYPRUS			313,035
Czech Republic - 0.4%
Czech Republic:
0% 12/12/24	CZK	19,800,000	834,495
0.25% 2/10/27	CZK	10,030,000	388,076
0.45% 10/25/23	CZK	5,390,000	240,573
1.2% 3/13/31	CZK	5,250,000	186,524
1.25% 2/14/25	CZK	170,000	7,293
1.5% 4/24/40	CZK	10,600,000	307,397
1.75% 6/23/32	CZK	7,650,000	278,555
2% 10/13/33	CZK	2,230,000	80,832
5.7% 5/25/24	CZK	850,000	39,246
TOTAL CZECH REPUBLIC			2,362,991
Denmark - 0.4%
Danish Kingdom:
0% 11/15/24	DKK	10,010,000	1,391,449
0.25% 11/15/52 (Reg. S)	DKK	2,451,000	190,354
0.5% 11/15/29(Reg. S)	DKK	3,944,000	503,681
4.5% 11/15/39	DKK	1,760,000	319,265
TOTAL DENMARK			2,404,749
Finland - 0.3%
Finnish Government:
0% 9/15/23 (Reg. S) (c)	EUR	19,000	20,335
0% 9/15/24 (c)	EUR	84,000	87,339
0.125% 4/15/36 (Reg. S) (c)	EUR	452,000	336,140
0.125% 4/15/52 (Reg. S) (c)	EUR	244,000	124,721
0.25% 9/15/40 (Reg. S) (c)	EUR	433,000	292,069
0.5% 4/15/26 (Reg. S) (c)	EUR	44,000	44,865
0.5% 9/15/28 (Reg. S) (c)	EUR	400,000	385,550
0.5% 4/15/43(Reg. S) (c)	EUR	63,000	42,456
1.125% 4/15/34 (Reg. S) (c)	EUR	166,000	148,898
1.5% 9/15/32(Reg. S) (c)	EUR	270,000	260,068
2.625% 7/4/42 (c)	EUR	20,000	20,468
TOTAL FINLAND			1,762,909
France - 5.6%
French Government:
0% 3/25/24(Reg. S)	EUR	268,000	281,951
0% 2/25/25(Reg. S)	EUR	5,233,000	5,384,051
0% 3/25/25(Reg. S)	EUR	14,000	14,380
0% 2/25/26 (Reg. S)	EUR	3,683,000	3,699,288
0% 2/25/27 (Reg. S)	EUR	315,000	308,609
0% 11/25/29 (Reg. S)	EUR	2,537,000	2,313,313
0% 11/25/30 (Reg. S)	EUR	839,000	743,476
0% 11/25/31 (Reg. S)	EUR	747,000	642,328
0% 5/25/32 (Reg. S)	EUR	883,000	746,412
0.25% 11/25/26(Reg. S)	EUR	1,615,000	1,607,801
0.5% 5/25/25	EUR	182,000	188,179
0.5% 5/25/26	EUR	33,000	33,486
0.5% 5/25/29 (Reg. S)	EUR	1,326,000	1,265,453
0.5% 5/25/40 (Reg. S) (c)	EUR	3,627,000	2,565,959
0.5% 6/25/44(Reg. S) (c)	EUR	770,000	498,705
0.75% 2/25/28(Reg. S)	EUR	2,090,000	2,070,699
0.75% 5/25/28 (Reg. S)	EUR	823,000	812,847
0.75% 5/25/52 (Reg. S)	EUR	2,316,000	1,374,735
0.75% 5/25/53 (Reg. S) (c)	EUR	2,078,000	1,199,865
1% 11/25/25(Reg. S)	EUR	36,000	37,376
1% 5/25/27	EUR	3,126,000	3,173,184
1.25% 5/25/34(Reg. S)	EUR	137,000	124,794
1.25% 5/25/36(Reg. S) (c)	EUR	2,368,000	2,071,741
1.5% 5/25/31(Reg. S)	EUR	2,633,000	2,617,030
1.5% 5/25/50 (Reg. S) (c)	EUR	354,000	267,856
1.75% 6/25/39 (Reg. S) (c)	EUR	655,000	591,834
1.75% 5/25/66 (c)	EUR	33,000	24,490
2% 11/25/32(Reg. S)	EUR	2,970,000	3,006,449
2% 5/25/48 (c)	EUR	124,000	107,039
4.75% 4/25/35	EUR	100,000	127,585
TOTAL FRANCE			37,900,915
Germany - 4.8%
Free & Hanseatic City of Hamburg 0.25% 2/18/41 (Reg. S)	EUR	190,000	123,818
German Federal Republic:
0% 4/14/23 (Reg. S)	EUR	13,000	14,083
0% 4/11/25 (Reg. S)	EUR	1,215,000	1,249,760
0% 10/10/25 (Reg. S) (e)	EUR	4,868,000	4,955,933
0% 4/10/26 (Reg. S) (e)	EUR	2,590,000	2,610,412
0% 8/15/26(Reg. S)	EUR	57,000	57,060
0% 8/15/29(Reg. S) (e)	EUR	4,375,000	4,116,764
0% 2/15/30 (Reg. S)	EUR	451,000	420,165
0% 8/15/30 (Reg. S) (e)	EUR	3,871,000	3,570,030
0% 2/15/32 (Reg. S)	EUR	918,000	818,359
0% 8/15/50	EUR	1,270,000	744,067
0% 8/15/52 (Reg. S)	EUR	360,000	201,183
0.25% 2/15/29	EUR	576,000	556,535
0.5% 2/15/28	EUR	87,000	86,631
1.25% 8/15/48 (e)(f)	EUR	2,043,000	1,772,866
1.7% 8/15/32(Reg. S)	EUR	1,220,000	1,262,607
1.8% 8/15/53(Reg. S)	EUR	280,000	267,056
2.1% 11/15/29(Reg. S)	EUR	1,730,000	1,855,059
2.3% 2/15/33(Reg. S)	EUR	1,760,000	1,910,253
2.5% 7/4/44	EUR	20,000	22,108
3.25% 7/4/42 (e)	EUR	1,680,000	2,049,578
4% 1/4/37	EUR	40,000	51,430
4.75% 7/4/40	EUR	20,000	28,720
Land Niedersachsen:
0.01% 11/25/27 (Reg. S)	EUR	430,000	406,915
1.125% 9/12/33 (Reg. S)	EUR	70,000	63,235
Land Nordrhein-Westfalen:
0.2% 3/31/27 (Reg. S)	EUR	1,513,000	1,468,215
0.2% 4/9/30 (Reg. S)	EUR	725,000	650,889
0.2% 1/27/51 (Reg. S)	EUR	50,000	24,902
0.5% 11/25/39 (Reg. S)	EUR	72,000	50,824
0.625% 7/21/31 (Reg. S)	EUR	24,000	21,590
0.8% 7/30/49 (Reg. S)	EUR	104,000	65,587
1.25% 5/12/36 (Reg. S)	EUR	226,000	195,163
1.55% 6/16/48 (Reg. S)	EUR	178,000	139,601
1.65% 2/22/38 (Reg. S)	EUR	607,000	538,155
1.95% 9/26/78 (Reg. S)	EUR	270,000	203,700
TOTAL GERMANY			32,573,253
Hong Kong - 0.0%
Hong Kong Government SAR 0.36% 4/15/24	HKD	2,200,000	272,445
Hungary - 0.2%
Hungarian Republic:
1% 11/26/25	HUF	30,380,000	68,066
1.5% 8/23/23	HUF	63,350,000	172,740
1.5% 4/22/26	HUF	43,280,000	95,103
1.625% 4/28/32 (Reg. S)	EUR	246,000	195,972
2.5% 10/24/24	HUF	3,780,000	9,312
2.75% 12/22/26	HUF	30,520,000	67,664
3% 6/26/24	HUF	7,530,000	19,139
3% 8/21/30	HUF	64,320,000	129,290
3% 4/25/41	HUF	227,580,000	346,314
4.5% 3/23/28	HUF	112,000,000	259,516
TOTAL HUNGARY			1,363,116
Indonesia - 0.8%
Indonesian Republic:
1.45% 9/18/26	EUR	100,000	99,218
2.15% 7/18/24 (Reg. S)	EUR	129,000	136,779
2.625% 6/14/23	EUR	100,000	108,131
5.125% 4/15/27	IDR	9,200,000,000	588,301
5.5% 4/15/26	IDR	1,000,000	65
6.375% 4/15/42	IDR	900,000,000	56,020
6.5% 6/15/25	IDR	717,000,000	47,999
6.5% 2/15/31	IDR	4,193,000,000	277,790
7% 9/15/30	IDR	15,924,000,000	1,085,842
7% 2/15/33	IDR	16,492,000,000	1,115,796
7.125% 6/15/42	IDR	2,600,000,000	174,984
7.375% 5/15/48	IDR	8,728,000,000	595,276
7.5% 6/15/35	IDR	1,449,000,000	100,766
7.5% 5/15/38	IDR	1,631,000,000	113,447
7.5% 4/15/40	IDR	9,622,000,000	668,873
8.375% 4/15/39	IDR	1,794,000,000	134,470
TOTAL INDONESIA			5,303,757
Ireland - 0.3%
Irish Republic:
0.2% 5/15/27 (Reg. S)	EUR	225,000	220,784
0.2% 10/18/30 (Reg. S)	EUR	86,000	77,789
0.4% 5/15/35 (Reg. S)	EUR	355,000	284,848
0.55% 4/22/41 (Reg. S)	EUR	130,000	90,972
0.9% 5/15/28 (Reg. S)	EUR	32,000	31,834
1% 5/15/26(Reg. S)	EUR	188,000	193,970
1.1% 5/15/29 (Reg. S)	EUR	279,000	276,729
1.3% 5/15/33	EUR	570,000	537,870
1.5% 5/15/50 (Reg. S)	EUR	310,000	233,976
1.7% 5/15/37	EUR	380,000	348,903
3.4% 3/18/24 (Reg.S)	EUR	28,000	30,477
TOTAL IRELAND			2,328,152
Israel - 0.2%
Israeli State:
1% 3/31/30	ILS	1,452,000	336,925
1.3% 4/30/32	ILS	840,000	190,185
1.5% 11/30/23	ILS	912,000	249,004
1.5% 1/16/29 (Reg. S)	EUR	335,000	318,689
1.5% 5/31/37	ILS	1,208,000	249,059
2.8% 11/29/52	ILS	930,000	200,959
3.75% 3/31/47	ILS	476,000	126,726
TOTAL ISRAEL			1,671,547
Italy - 5.1%
Italian Republic:
0% 12/15/24 (Reg. S)	EUR	3,196,000	3,284,372
0.35% 2/1/25	EUR	191,000	196,639
0.45% 2/15/29(Reg. S)	EUR	190,000	171,707
0.6% 6/15/23 (Reg. S)	EUR	14,000	15,115
0.85% 1/15/27 (Reg. S)	EUR	81,000	79,944
0.9% 4/1/31	EUR	82,000	71,141
0.95% 9/15/27 (Reg. S)	EUR	1,948,000	1,897,228
0.95% 8/1/30 (Reg. S)	EUR	142,000	126,154
0.95% 6/1/32 (Reg. S)	EUR	701,000	587,301
1.1% 4/1/27 (Reg. S)	EUR	2,024,000	2,008,984
1.35% 4/1/30 (Reg. S)	EUR	1,950,000	1,801,894
1.45% 11/15/24 (Reg. S)	EUR	245,000	258,636
1.45% 5/15/25	EUR	80,000	83,619
1.45% 3/1/36 (Reg. S) (c)	EUR	1,347,000	1,069,392
1.6% 6/1/26	EUR	179,000	183,890
1.65% 3/1/32 (c)	EUR	575,000	518,644
1.7% 9/1/51 (Reg. S) (c)	EUR	536,000	342,390
1.75% 7/1/24(Reg. S)	EUR	185,000	197,057
1.8% 3/1/41 (Reg. S) (c)	EUR	2,411,000	1,804,703
2.05% 8/1/27	EUR	213,000	217,970
2.1% 7/15/26	EUR	1,186,000	1,235,965
2.15% 9/1/52 (Reg. S) (c)	EUR	762,000	531,690
2.15% 3/1/72 (Reg. S) (c)	EUR	279,000	176,329
2.2% 6/1/27 (Reg. S)	EUR	1,612,000	1,664,516
2.25% 9/1/36 (Reg. S) (c)	EUR	639,000	555,805
2.45% 9/1/33 (c)	EUR	897,000	838,983
2.45% 9/1/50 (Reg. S) (c)	EUR	77,000	58,647
2.5% 12/1/24	EUR	680,000	729,618
2.5% 11/15/25	EUR	2,093,000	2,223,653
2.5% 12/1/32(Reg. S)	EUR	260,000	248,872
2.65% 12/1/27(Reg. S)	EUR	640,000	668,691
2.7% 3/1/47 (c)	EUR	116,000	96,239
2.8% 6/15/29(Reg. S)	EUR	1,740,000	1,795,233
2.95% 9/1/38 (c)	EUR	433,000	399,530
3% 8/1/29	EUR	2,038,000	2,127,054
3.1% 3/1/40 (Reg. S) (c)	EUR	1,208,000	1,117,678
3.35% 3/1/35 (c)	EUR	1,808,000	1,798,690
3.45% 3/1/48 (c)	EUR	261,000	244,822
3.75% 9/1/24	EUR	80,000	87,386
3.85% 12/15/29(Reg. S)	EUR	1,770,000	1,928,426
3.85% 9/1/49 (c)	EUR	679,000	675,757
4.5% 3/1/26 (c)	EUR	50,000	55,951
5% 3/1/25 (c)	EUR	80,000	89,528
5% 8/1/34 (c)	EUR	20,000	23,272
5% 8/1/39 (c)	EUR	20,000	23,302
6.5% 11/1/27	EUR	50,000	61,179
TOTAL ITALY			34,373,596
Japan - 11.6%
Japan Government:
0.005% 5/1/24	JPY	11,000,000	82,944
0.005% 7/1/24	JPY	295,050,000	2,225,342
0.005% 11/1/24	JPY	151,900,000	1,145,789
0.005% 1/1/25	JPY	131,350,000	990,809
0.005% 2/1/25	JPY	305,850,000	2,307,091
0.005% 3/20/27	JPY	121,200,000	912,265
0.005% 6/20/27	JPY	230,000,000	1,729,722
0.1% 9/20/23	JPY	350,000	2,639
0.1% 9/20/24	JPY	30,100,000	227,344
0.1% 12/20/24	JPY	4,300,000	32,486
0.1% 3/20/25	JPY	50,000	378
0.1% 9/20/25	JPY	15,500,000	117,207
0.1% 3/20/26	JPY	19,900,000	150,539
0.1% 9/20/26	JPY	63,300,000	478,783
0.1% 12/20/26	JPY	70,150,000	530,265
0.1% 3/20/27	JPY	295,100,000	2,229,565
0.1% 6/20/27	JPY	32,450,000	245,019
0.1% 9/20/27	JPY	13,700,000	103,342
0.1% 9/20/27	JPY	177,000,000	1,335,530
0.1% 12/20/27	JPY	75,800,000	571,476
0.1% 6/20/28	JPY	30,400,000	228,933
0.1% 9/20/28	JPY	231,650,000	1,743,167
0.1% 12/20/28	JPY	69,800,000	524,888
0.1% 3/20/29	JPY	23,050,000	173,163
0.1% 6/20/29	JPY	119,650,000	897,986
0.1% 12/20/29	JPY	617,250,000	4,621,382
0.1% 3/20/30	JPY	15,400,000	115,142
0.1% 6/20/30	JPY	267,800,000	1,999,082
0.1% 9/20/30	JPY	210,300,000	1,566,566
0.2% 3/20/32	JPY	28,000,000	209,247
0.2% 6/20/32	JPY	84,300,000	633,454
0.2% 9/20/32	JPY	53,150,000	402,313
0.2% 6/20/36	JPY	340,000,000	2,411,306
0.3% 12/20/25	JPY	361,950,000	2,752,513
0.3% 6/20/39	JPY	158,200,000	1,091,050
0.3% 9/20/39	JPY	56,150,000	385,697
0.3% 12/20/39	JPY	61,650,000	422,002
0.3% 6/20/46	JPY	153,200,000	960,527
0.4% 6/20/25	JPY	12,550,000	95,496
0.4% 9/20/25	JPY	44,650,000	340,127
0.4% 3/20/36	JPY	192,500,000	1,405,813
0.4% 3/20/40	JPY	51,800,000	359,309
0.4% 6/20/40	JPY	10,450,000	72,134
0.4% 9/20/40	JPY	138,350,000	952,383
0.4% 9/20/49	JPY	5,450,000	33,330
0.4% 3/20/50	JPY	35,400,000	215,003
0.4% 3/20/56	JPY	521,900,000	2,979,950
0.5% 9/20/36	JPY	93,750,000	690,033
0.5% 12/20/38	JPY	15,550,000	111,514
0.5% 3/20/49	JPY	10,450,000	66,152
0.6% 6/20/37	JPY	204,850,000	1,516,575
0.6% 12/20/37	JPY	6,700,000	49,349
0.6% 6/20/50	JPY	27,350,000	174,978
0.7% 3/20/37	JPY	22,050,000	165,801
0.7% 9/20/38	JPY	1,033,250,000	7,660,360
0.7% 6/20/48	JPY	13,100,000	88,188
0.7% 12/20/48	JPY	10,800,000	72,197
0.8% 3/20/42	JPY	149,000,000	1,084,313
0.8% 9/20/47	JPY	10,200,000	70,930
0.9% 6/20/42	JPY	345,000,000	2,551,321
0.9% 9/20/48	JPY	249,150,000	1,752,683
0.9% 3/20/57	JPY	212,650,000	1,421,964
1% 12/20/35	JPY	735,450,000	5,788,729
1% 3/20/52	JPY	170,000,000	1,197,399
1.1% 9/20/42	JPY	219,650,000	1,679,237
1.2% 3/20/35	JPY	19,650,000	158,499
1.3% 6/20/52	JPY	232,000,000	1,758,188
1.4% 12/20/42	JPY	136,100,000	1,090,819
1.4% 12/20/45	JPY	368,200,000	2,931,246
1.4% 9/20/52	JPY	52,050,000	404,587
1.4% 3/20/55	JPY	5,500,000	42,551
1.6% 6/20/30	JPY	4,600,000	38,057
1.6% 3/20/33	JPY	4,300,000	36,077
1.6% 12/20/52	JPY	134,950,000	1,097,704
1.9% 3/20/53	JPY	42,450,000	368,832
2% 3/20/42	JPY	110,000,000	971,622
2.3% 5/20/32	JPY	1,000,000	8,863
TOTAL JAPAN			78,059,266
Korea (South) - 2.1%
Korean Republic:
1.125% 9/10/25	KRW	359,480,000	261,287
1.125% 9/10/39	KRW	321,370,000	178,998
1.25% 3/10/26	KRW	2,172,900,000	1,570,329
1.375% 9/10/24	KRW	836,330,000	623,316
1.375% 12/10/29	KRW	41,420,000	28,150
1.375% 6/10/30	KRW	368,030,000	248,266
1.5% 12/10/26	KRW	32,000,000	23,008
1.5% 12/10/30	KRW	1,148,560,000	774,218
1.5% 9/10/40	KRW	2,069,710,000	1,209,010
1.875% 3/10/24	KRW	335,950,000	253,700
1.875% 3/10/51	KRW	2,378,220,000	1,342,285
2% 6/10/31	KRW	1,103,570,000	767,595
2% 3/10/49	KRW	381,850,000	225,216
2.125% 6/10/27	KRW	1,520,000,000	1,113,561
2.125% 3/10/47	KRW	29,200,000	17,950
2.25% 9/10/23	KRW	448,940,000	342,009
2.25% 6/10/25	KRW	150,000,000	112,271
2.375% 12/10/27	KRW	50,660,000	37,345
2.375% 12/10/28	KRW	514,930,000	376,413
2.375% 12/10/31	KRW	600,000,000	427,449
2.375% 9/10/38	KRW	415,730,000	282,592
2.5% 3/10/52	KRW	1,040,000,000	671,419
2.625% 6/10/28	KRW	940,310,000	698,614
2.625% 3/10/48	KRW	622,670,000	420,298
2.875% 6/10/24	KRW	1,140,000,000	868,164
3.25% 9/10/42	KRW	799,120,000	601,098
3.375% 9/10/23	KRW	41,520,000	31,783
3.375% 6/10/32	KRW	838,210,000	649,131
TOTAL KOREA (SOUTH)			14,155,475
Latvia - 0.2%
Latvian Republic:
1.375% 9/23/25 (Reg. S)	EUR	100,000	101,763
2.875% 4/30/24 (Reg. S)	EUR	1,269,000	1,361,006
TOTAL LATVIA			1,462,769
Lithuania - 0.0%
Lithuanian Republic:
0.5% 6/19/29 (Reg. S)	EUR	32,000	28,366
2.125% 10/22/35 (Reg. S)	EUR	57,000	51,145
TOTAL LITHUANIA			79,511
Luxembourg - 0.0%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	35,000	35,507
0% 9/14/32 (Reg. S)	EUR	210,000	173,291
TOTAL LUXEMBOURG			208,798
Malaysia - 0.8%
Malaysian Government:
3.478% 6/14/24	MYR	4,060,000	925,358
3.582% 7/15/32	MYR	2,240,000	494,541
3.757% 5/22/40	MYR	2,310,000	491,024
3.828% 7/5/34	MYR	420,000	92,746
3.899% 11/16/27	MYR	3,032,000	696,704
3.9% 11/30/26	MYR	2,999,000	690,460
3.906% 7/15/26	MYR	171,000	39,353
4.059% 9/30/24	MYR	219,000	50,360
4.065% 6/15/50	MYR	2,823,000	598,521
4.119% 11/30/34	MYR	831,000	187,749
4.128% 8/15/25	MYR	405,000	93,362
4.504% 4/30/29	MYR	560,000	131,447
4.696% 10/15/42	MYR	950,000	228,766
4.724% 6/15/33	MYR	2,083,000	498,178
4.736% 3/15/46	MYR	90,000	21,392
4.921% 7/6/48	MYR	50,000	12,147
4.935% 9/30/43	MYR	150,000	36,699
TOTAL MALAYSIA			5,288,807
Mexico - 0.8%
United Mexican States:
1.125% 1/17/30	EUR	100,000	88,068
2.125% 10/25/51	EUR	100,000	60,312
2.25% 8/12/36	EUR	130,000	100,082
2.875% 4/8/39	EUR	185,000	146,437
5.5% 3/4/27	MXN	19,600,000	957,439
5.75% 3/5/26	MXN	26,769,000	1,341,005
7.5% 6/3/27	MXN	2,000,000	105,244
7.75% 11/13/42	MXN	5,000,000	242,630
8% 9/5/24	MXN	17,600,000	941,939
8% 11/7/47	MXN	13,363,000	662,041
8.5% 5/31/29	MXN	10,000,000	546,300
TOTAL MEXICO			5,191,497
Multi-National - 0.3%
European Stability Mechanism 0.5% 3/5/29 (Reg. S)	EUR	2,229,000	2,099,150
Netherlands - 1.1%
Dutch Government:
0% 1/15/24(Reg. S) (c)	EUR	15,000	15,908
0% 1/15/27 (Reg. S) (c)	EUR	1,052,000	1,037,682
0% 7/15/30 (Reg. S) (c)	EUR	168,000	151,753
0% 1/15/52 (Reg. S) (c)	EUR	625,000	331,282
0.25% 7/15/25 (c)	EUR	91,000	93,533
0.25% 7/15/29(Reg. S) (c)	EUR	1,336,000	1,258,756
0.5% 7/15/26(Reg. S) (c)	EUR	714,000	724,352
0.5% 7/15/32 (Reg. S) (c)	EUR	1,061,000	955,241
0.5% 1/15/40 (Reg. S) (c)	EUR	1,722,000	1,310,943
0.75% 7/15/27 (Reg. S) (c)	EUR	866,000	872,012
0.75% 7/15/28 (c)	EUR	740,000	733,438
2.5% 1/15/33 (c)	EUR	80,000	85,891
4% 1/15/37 (c)	EUR	30,000	37,207
TOTAL NETHERLANDS			7,607,998
New Zealand - 0.2%
New Zealand Government:
0.5% 5/15/24	NZD	318,000	189,454
1.5% 5/15/31	NZD	1,322,000	676,059
1.75% 5/15/41	NZD	582,000	244,270
2.75% 4/15/25	NZD	485,000	292,344
2.75% 4/15/37 (Reg. S)	NZD	410,000	214,264
TOTAL NEW ZEALAND			1,616,391
Norway - 0.3%
Kingdom of Norway:
1.5% 2/19/26 (Reg. S) (c)	NOK	9,430,000	863,700
1.75% 3/13/25 (Reg. S) (c)	NOK	7,640,000	710,458
1.75% 2/17/27 (Reg. S) (c)	NOK	8,340,000	761,598
3% 3/14/24 (c)	NOK	220,000	20,941
TOTAL NORWAY			2,356,697
Peru - 0.2%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	550,000	122,751
5.94% 2/12/29	PEN	956,000	240,070
6.15% 8/12/32	PEN	2,364,000	574,493
6.7142% 2/12/55	PEN	500,000	116,780
TOTAL PERU			1,054,094
Poland - 0.5%
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	41,360
0.75% 4/25/25	PLN	830,000	173,001
1% 3/7/29 (Reg. S)	EUR	309,000	284,593
1.25% 10/25/30	PLN	396,000	66,037
1.75% 4/25/32	PLN	3,150,000	517,785
2% 3/8/49 (Reg. S)	EUR	17,000	12,425
2.5% 4/25/24	PLN	6,238,000	1,393,286
2.5% 7/25/27	PLN	3,047,000	617,475
2.75% 10/25/29	PLN	2,390,000	459,374
4% 10/25/23	PLN	97,000	22,216
4% 4/25/47	PLN	96,000	16,266
TOTAL POLAND			3,603,818
Portugal - 0.5%
Portugal Obrigacoes Do Tesouro:
0.475% 10/18/30 (Reg. S) (c)	EUR	258,000	233,621
0.7% 10/15/27 (Reg. S) (c)	EUR	350,000	347,849
0.9% 10/12/35 (Reg. S) (c)	EUR	734,000	600,688
1% 4/12/52 (Reg. S) (c)	EUR	220,000	126,701
1.65% 7/16/32 (Reg. S) (c)	EUR	63,000	60,295
1.95% 6/15/29 (Reg. S) (c)	EUR	458,000	472,990
2.875% 10/15/25 (Reg. S) (c)	EUR	22,000	23,937
2.875% 7/21/26(Reg. S) (c)	EUR	333,000	363,226
4.125% 4/14/27 (Reg. S) (c)	EUR	524,000	598,440
Portuguese Republic 2.25% 4/18/34 (c)	EUR	260,000	256,357
TOTAL PORTUGAL			3,084,104
Romania - 0.4%
Romanian Republic:
1.375% 12/2/29(Reg. S)	EUR	567,000	458,878
2.125% 3/7/28(Reg. S)	EUR	470,000	432,716
2.5% 10/25/27	RON	2,330,000	419,945
2.875% 5/26/28 (Reg. S)	EUR	32,000	30,383
2.875% 4/13/42(Reg. S)	EUR	60,000	38,310
3.375% 1/28/50 (Reg. S)	EUR	54,000	35,138
3.5% 11/25/25	RON	4,230,000	848,615
3.75% 2/7/34(Reg. S)	EUR	110,000	92,752
4.125% 3/11/39	EUR	145,000	115,974
TOTAL ROMANIA			2,472,711
Russia - 0.0%
Ministry of Finance of the Russian Federation 7.6% 12/31/49 (g)(h)	RUB	4,237,000	2,728
Saudi Arabia - 0.0%
Kingdom of Saudi Arabia 2% 7/9/39 (Reg. S)	EUR	163,000	126,868
Singapore - 0.3%
Republic of Singapore:
, yield at date of purchase 2.7941% 10/1/51	SGD	130,000	85,387
2% 2/1/24	SGD	147,000	109,158
2.125% 6/1/26	SGD	271,000	198,305
2.25% 8/1/36	SGD	768,000	537,881
2.375% 7/1/39	SGD	325,000	229,666
2.625% 5/1/28	SGD	1,016,000	753,470
2.625% 8/1/32	SGD	310,000	227,246
2.75% 4/1/42	SGD	160,000	120,317
2.75% 3/1/46	SGD	20,000	15,154
TOTAL SINGAPORE			2,276,584
Slovakia - 0.1%
Slovakia Republic:
0.125% 6/17/27 (Reg. S)	EUR	288,000	271,972
0.25% 5/14/25 (Reg. S)	EUR	84,000	85,276
1% 10/9/30 (Reg. S)	EUR	110,000	99,742
1.625% 1/21/31 (Reg. S)	EUR	348,000	330,952
1.875% 3/9/37 (Reg. S)	EUR	185,000	156,994
TOTAL SLOVAKIA			944,936
Slovenia - 0.1%
Republic of Slovenia:
0.125% 7/1/31(Reg. S)	EUR	288,000	243,375
1.1875% 3/14/29 (Reg. S)	EUR	110,000	106,842
1.25% 3/22/27 (Reg. S)	EUR	84,000	85,197
1.75% 11/3/40 (Reg. S)	EUR	89,000	73,082
2.125% 7/28/25 (Reg. S)	EUR	64,000	68,974
2.25% 3/3/32 (Reg. S)	EUR	230,000	229,300
TOTAL SLOVENIA			806,770
Spain - 4.0%
Spanish Kingdom:
0% 4/30/23	EUR	32,000	34,607
0% 5/31/24	EUR	2,574,000	2,697,205
0% 1/31/26	EUR	3,427,000	3,428,018
0% 1/31/27	EUR	880,000	854,774
0% 1/31/28	EUR	330,000	310,847
0.25% 7/30/24(Reg. S) (c)	EUR	1,340,000	1,403,149
0.5% 4/30/30 (Reg. S) (c)	EUR	143,000	130,241
0.5% 10/31/31 (Reg. S) (c)	EUR	756,000	658,487
0.6% 10/31/29 (Reg. S) (c)	EUR	574,000	534,680
0.7% 4/30/32 (Reg. S) (c)	EUR	140,000	122,251
0.8% 7/30/27 (Reg. S) (c)	EUR	1,203,000	1,194,194
0.85% 7/30/37 (Reg. S) (c)	EUR	1,258,000	950,318
1% 7/30/42(Reg. S) (c)	EUR	171,000	117,562
1% 10/31/50 (Reg. S) (c)	EUR	1,856,000	1,081,216
1.2% 10/31/40 (Reg. S) (c)	EUR	2,179,000	1,614,109
1.25% 10/31/30 (Reg. S) (c)	EUR	1,376,000	1,310,453
1.3% 10/31/26 (c)	EUR	150,000	154,264
1.4% 4/30/28 (Reg. S) (c)	EUR	100,000	100,653
1.45% 10/31/27 (c)	EUR	100,000	101,693
1.45% 4/30/29 (Reg. S) (c)	EUR	2,826,000	2,809,071
1.5% 4/30/27 (Reg. S) (c)	EUR	157,000	161,177
1.6% 4/30/25 (c)	EUR	243,000	256,907
1.85% 7/30/35 (Reg. S) (c)	EUR	480,000	438,171
1.9% 10/31/52 (Reg. S) (c)	EUR	360,000	258,738
1.95% 4/30/26 (Reg. S) (c)	EUR	2,712,000	2,863,770
1.95% 7/30/30 (Reg. S) (c)	EUR	26,000	26,184
2.15% 10/31/25 (Reg. S) (c)	EUR	44,000	46,962
2.35% 7/30/33 (Reg. S) (c)	EUR	292,000	290,146
2.55% 10/31/32(Reg. S) (c)	EUR	2,490,000	2,548,228
2.7% 10/31/48 (c)	EUR	189,000	170,732
5.15% 10/31/28 (c)	EUR	80,000	96,241
TOTAL SPAIN			26,765,048
Sweden - 0.2%
Sweden Kingdom:
0.5% 11/24/45	SEK	2,680,000	177,173
0.75% 5/12/28	SEK	13,880,000	1,233,490
1.75% 11/11/33(Reg. S)	SEK	980,000	90,310
TOTAL SWEDEN			1,500,973
Switzerland - 0.5%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	2,642,000	2,690,367
0% 6/26/34 (Reg. S)	CHF	24,000	23,026
0% 7/24/39 (Reg. S)	CHF	273,000	244,882
0.5% 5/24/55(Reg. S)	CHF	150,000	134,403
1.25% 5/28/26	CHF	35,000	38,338
3.5% 4/8/33	CHF	45,000	59,834
TOTAL SWITZERLAND			3,190,850
Thailand - 0.7%
Kingdom of Thailand:
1.45% 12/17/24	THB	5,595,000	163,324
1.6% 12/17/29	THB	4,153,000	117,422
1.6% 6/17/35	THB	14,678,000	385,930
2% 6/17/42	THB	7,800,000	198,863
2.125% 12/17/26	THB	69,582,000	2,057,340
2.75% 6/17/52	THB	8,520,000	233,298
2.875% 6/17/46	THB	9,832,000	279,794
3.3% 6/17/38	THB	13,193,000	410,769
3.4% 6/17/36	THB	3,260,000	102,936
3.65% 6/20/31	THB	2,464,000	79,181
3.775% 6/25/32	THB	13,170,000	430,948
3.85% 12/12/25	THB	1,091,000	33,689
TOTAL THAILAND			4,493,494
United Kingdom - 2.4%
United Kingdom, Great Britain and Northern Ireland:
0.25% 1/31/25(Reg. S)	GBP	740,000	854,548
0.25% 7/31/31 (Reg. S) (e)	GBP	1,617,000	1,541,983
0.375% 10/22/30 (Reg. S)	GBP	1,087,000	1,075,219
0.5% 1/31/29(Reg. S)	GBP	872,000	906,356
0.625% 6/7/25	GBP	34,000	39,503
0.625% 7/31/35 (Reg. S)	GBP	2,162,000	1,874,973
0.625% 10/22/50 (Reg. S)	GBP	1,885,000	1,062,442
0.875% 1/31/46 (Reg. S)	GBP	665,000	448,777
1.25% 7/22/27	GBP	42,000	47,417
1.25% 10/22/41 (Reg. S) (e)	GBP	4,399,076	3,605,887
1.25% 7/31/51(Reg. S)	GBP	2,070,000	1,418,354
1.5% 7/22/47	GBP	195,000	150,659
1.625% 10/22/28	GBP	37,000	41,705
1.625% 10/22/54 (Reg. S)	GBP	409,000	303,057
1.75% 9/7/37 (Reg. S)	GBP	227,000	218,025
1.75% 1/22/49(Reg. S)	GBP	742,000	600,487
1.75% 7/22/57 (Reg. S)	GBP	1,444,000	1,101,567
3.75% 10/22/53(Reg. S)	GBP	260,000	313,503
4.25% 9/7/39	GBP	13,000	16,883
4.25% 12/7/40	GBP	19,000	24,746
4.25% 12/7/55	GBP	30,000	39,907
4.5% 12/7/42	GBP	330,000	444,782
TOTAL UNITED KINGDOM			16,130,780
TOTAL GOVERNMENT OBLIGATIONS (Cost $506,060,469)			440,979,110

Supranational Obligations - 3.9%
		Principal Amount (a)	Value ($)
African Development Bank:
0.125% 10/7/26	EUR	41,000	40,089
0.875% 5/24/28	EUR	87,000	84,713
1.1% 12/16/26	AUD	260,000	157,358
1.125% 6/18/25 (Reg. S)	GBP	80,000	92,377
Agence Francaise de Developpement 0% 3/25/25 (Reg. S)	EUR	1,600,000	1,630,543
Asian Development Bank:
1.125% 12/15/25	GBP	32,000	36,318
1.375% 3/7/25	GBP	25,000	29,130
1.625% 1/28/25	CAD	290,000	205,290
2.45% 1/17/24	AUD	65,000	43,019
3.3% 8/8/28 (Reg. S)	AUD	55,000	35,604
3.7% 6/17/25	AUD	430,000	287,618
4.65% 2/16/27	CAD	700,000	538,547
Corporacion Andina de Fomento 1.625% 6/3/25 (Reg. S)	EUR	198,000	203,874
Council of Europe Development Bank:
0% 4/9/27 (Reg. S)	EUR	33,000	31,710
0.125% 5/25/23	EUR	23,000	24,841
European Financial Stability Facility:
0% 10/13/27 (Reg. S)	EUR	85,000	80,698
0.05% 10/17/29 (Reg. S)	EUR	23,000	20,690
0.05% 1/18/52	EUR	225,000	98,617
0.125% 10/17/23 (Reg. S)	EUR	250,000	266,946
0.625% 10/16/26 (Reg. S)	EUR	466,000	465,915
0.7% 1/20/50 (Reg. S)	EUR	176,000	104,769
0.75% 5/3/27 (Reg. S)	EUR	43,000	42,740
0.875% 4/10/35 (Reg. S)	EUR	610,000	510,637
1.25% 5/24/33 (Reg. S)	EUR	299,000	273,875
1.45% 9/5/40 (Reg. S)	EUR	1,125,000	932,458
European Investment Bank:
0% 6/17/27	EUR	215,000	206,309
0% 9/9/30 (Reg. S)	EUR	109,000	95,337
0.01% 5/15/41 (Reg. S)	EUR	330,000	200,811
0.05% 11/15/29 (Reg. S)	EUR	2,750,000	2,474,840
0.05% 10/13/34 (Reg. S)	EUR	1,627,000	1,248,265
0.125% 6/20/29 (Reg. S)	EUR	578,000	528,717
0.375% 7/16/25	EUR	577,000	589,443
0.375% 4/14/26 (Reg. S)	EUR	413,000	414,447
0.875% 12/15/23 (Reg. S)	GBP	145,000	174,221
1% 9/21/26 (Reg. S)	GBP	226,000	251,867
1% 4/14/32	EUR	736,000	673,477
1.125% 4/13/33 (Reg. S)	EUR	265,000	240,461
1.375% 3/7/25 (Reg. S)	GBP	504,000	587,661
1.5% 1/26/24	NOK	740,000	69,407
1.75% 7/30/24 (Reg. S)	CAD	69,000	49,385
1.75% 11/12/26 (Reg. S)	SEK	240,000	21,957
European Stability Mechanism:
0.01% 3/4/30	EUR	35,000	31,015
0.75% 3/15/27	EUR	184,000	183,324
0.75% 9/5/28 (Reg. S)	EUR	48,000	46,375
0.875% 7/18/42 (Reg. S)	EUR	266,000	187,751
1.125% 5/3/32 (Reg. S)	EUR	47,000	43,412
1.2% 5/23/33 (Reg. S)	EUR	37,000	33,735
1.625% 11/17/36 (Reg. S)	EUR	218,000	194,882
1.85% 12/1/55 (Reg. S)	EUR	186,000	144,729
European Union:
0% 11/4/25 (Reg. S)	EUR	1,426,000	1,433,875
0% 10/4/30 (Reg. S)	EUR	169,000	147,565
0% 7/4/35 (Reg. S)	EUR	1,357,000	1,006,473
0.1% 10/4/40 (Reg. S)	EUR	946,000	596,182
0.3% 11/4/50 (Reg. S)	EUR	442,000	225,802
0.45% 7/4/41 (Reg. S)	EUR	162,000	107,330
0.45% 5/2/46 (Reg. S)	EUR	50,000	29,951
0.8% 7/4/25 (Reg. S)	EUR	1,760,000	1,817,560
0.875% 3/11/37 (Reg. S)	EUR	100,000	79,719
1.125% 4/4/36 (Reg. S)	EUR	94,000	80,442
1.25% 4/4/33 (Reg. S)	EUR	1,418,000	1,299,453
1.25% 2/4/43 (Reg. S)	EUR	172,000	131,181
2% 10/4/27 (Reg. S)	EUR	860,000	897,329
Inter-American Development Bank:
1.25% 12/15/25	GBP	308,000	350,782
1.7% 10/10/24	CAD	100,000	71,287
3.15% 6/26/29	AUD	120,000	76,007
International Bank for Reconstruction & Development:
0% 1/15/27	EUR	1,828,000	1,769,276
0.01% 4/24/28	EUR	687,000	641,191
1% 12/21/29	GBP	248,000	254,479
1.2% 8/8/34	EUR	23,000	20,412
1.8% 7/26/24	CAD	87,000	62,359
2.2% 2/27/24	AUD	207,000	136,545
2.5% 8/3/23	CAD	68,000	49,991
International Development Association 0.7% 1/17/42 (Reg. S)	EUR	207,000	144,213
International Finance Corp.:
1.375% 9/13/24	CAD	196,000	139,443
3.15% 6/26/29 (Reg. S)	AUD	90,000	57,164
Nordic Investment Bank 1.125% 12/15/23 (Reg. S)	GBP	40,000	48,121
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $32,199,911)			26,604,336

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
France - 0.1%
Engie SA:
1.5% (Reg. S) (b)(i)	EUR	300,000	261,907
1.625% (Reg. S) (b)(i)	EUR	300,000	299,320
Veolia Environnement SA 1.625% (Reg. S) (b)(i)	EUR	100,000	94,352
TOTAL FRANCE			655,579
Italy - 0.0%
Enel SpA 1.375% (Reg. S) (b)(i)	EUR	150,000	130,748
Luxembourg - 0.0%
Aroundtown SA 3.375% (Reg. S) (b)(i)	EUR	100,000	47,748
Netherlands - 0.1%
Iberdrola International BV:
1.825% (Reg. S) (b)(i)	EUR	100,000	82,964
2.625% (Reg. S) (b)(i)	EUR	100,000	106,213
3.25% (Reg. S) (b)(i)	EUR	100,000	104,112
TOTAL NETHERLANDS			293,289
United Kingdom - 0.0%
SSE PLC 3.74% (Reg. S) (b)(i)	GBP	216,000	242,876
TOTAL PREFERRED SECURITIES (Cost $1,391,944)			1,370,240

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (j) (Cost $7,069,916)	7,068,503	7,069,916

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $762,344,433)	665,360,450
NET OTHER ASSETS (LIABILITIES) - 1.4%	9,640,362
NET ASSETS - 100.0%	675,000,812

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	28	Jun 2023	3,579,544	77,556	77,556
ICE Long Gilt Contracts (United Kingdom)	12	Jun 2023	1,529,911	31,227	31,227

TOTAL FUTURES CONTRACTS					108,783
The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,744,000	USD	1,174,919	BNP Paribas S.A.	4/03/23	(9,142)
AUD	108,000	USD	72,211	Bank of America, N.A.	4/03/23	(18)
AUD	27,718,220	USD	18,578,137	Bank of America, N.A.	4/03/23	(49,893)
CAD	64,000	USD	47,082	BNP Paribas S.A.	4/03/23	272
CAD	1,146,000	USD	841,706	Citibank, N. A.	4/03/23	6,240
CAD	47,282,278	USD	34,941,086	Royal Bank of Canada	4/03/23	43,951
CHF	5,476,000	USD	5,993,214	BNP Paribas S.A.	4/03/23	(8,188)
CHF	328,000	USD	349,317	BNP Paribas S.A.	4/03/23	9,172
CLP	1,421,549,000	USD	1,800,979	HSBC Bank	4/03/23	(12,620)
CLP	1,421,549,000	USD	1,801,710	State Street Bank and Trust Co	4/03/23	(13,350)
CNY	808,309,000	USD	117,398,042	BNP Paribas S.A.	4/03/23	276,874
CNY	808,309,000	USD	117,340,098	BNP Paribas S.A.	4/03/23	334,818
COP	8,170,700,000	USD	1,765,771	HSBC Bank	4/03/23	(11,273)
COP	8,170,700,000	USD	1,763,968	State Street Bank and Trust Co	4/03/23	(9,469)
CZK	25,691,000	USD	1,159,548	BNP Paribas S.A.	4/03/23	27,657
CZK	50,837,050	USD	2,355,486	JPMorgan Chase Bank, N.A.	4/03/23	(6,259)
DKK	16,693,000	USD	2,443,820	Bank of America, N.A.	4/03/23	(13,750)
EUR	4,915,000	USD	5,217,445	Bank of America, N.A.	4/03/23	112,873
EUR	277,113,000	USD	302,080,881	Bank of America, N.A.	4/03/23	(1,551,833)
GBP	974,000	USD	1,176,422	BNP Paribas S.A.	4/03/23	25,105
GBP	203,000	USD	242,658	JPMorgan Chase Bank, N.A.	4/03/23	7,763
GBP	32,978,000	USD	40,810,275	Royal Bank of Canada	4/03/23	(128,614)
GBP	2,244,000	USD	2,699,781	State Street Bank and Trust Co	4/03/23	68,417
HKD	2,157,000	USD	274,782	JPMorgan Chase Bank, N.A.	4/03/23	(2)
HUF	411,723,400	USD	1,179,527	JPMorgan Chase Bank, N.A.	4/03/23	(4,336)
IDR	16,736,300,000	USD	1,111,161	Citibank, N. A.	4/03/23	5,002
IDR	88,456,500,000	USD	5,872,826	HSBC Bank	4/03/23	26,437
IDR	105,192,800,000	USD	6,992,807	State Street Bank and Trust Co	4/03/23	22,618
ILS	4,833,630	USD	1,344,696	JPMorgan Chase Bank, N.A.	4/03/23	(565)
ILS	32,370	USD	9,006	State Street Bank and Trust Co	4/03/23	(4)
JPY	10,614,408,025	USD	80,012,121	JPMorgan Chase Bank, N.A.	4/03/23	(69,301)
JPY	157,650,000	USD	1,157,536	Royal Bank of Canada	4/03/23	29,811
KRW	19,988,000,000	USD	15,330,572	HSBC Bank	4/03/23	(33,087)
KRW	19,988,000,000	USD	15,351,767	State Street Bank and Trust Co	4/03/23	(54,281)
MXN	4,451,000	USD	246,409	Goldman Sachs Bank USA	4/03/23	594
MXN	86,036,029	USD	4,753,304	Goldman Sachs Bank USA	4/03/23	21,171
MYR	23,704,000	USD	5,387,273	Goldman Sachs Bank USA	4/03/23	(15,261)
MYR	23,704,000	USD	5,359,258	Goldman Sachs Bank USA	4/03/23	12,753
NOK	24,987,300	USD	2,402,094	Goldman Sachs Bank USA	4/03/23	(15,487)
NZD	2,615,000	USD	1,635,160	Bank of America, N.A.	4/03/23	0
PEN	3,869,000	USD	1,029,510	HSBC Bank	4/03/23	(1,286)
PEN	3,869,000	USD	1,029,811	State Street Bank and Trust Co	4/03/23	(1,587)
PLN	14,358,000	USD	3,348,102	Bank of America, N.A.	4/03/23	(21,796)
RON	5,869,000	USD	1,293,087	Goldman Sachs Bank USA	4/03/23	(6,703)
SEK	791,000	USD	75,367	BNP Paribas S.A.	4/03/23	845
SEK	71,618,000	USD	6,913,602	Bank of America, N.A.	4/03/23	(13,322)
SEK	1,206,000	USD	115,744	Bank of America, N.A.	4/03/23	452
SGD	3,031,581	USD	2,282,989	BNP Paribas S.A.	4/03/23	(4,975)
THB	151,733,000	USD	4,444,435	JPMorgan Chase Bank, N.A.	4/03/23	8,478
USD	19,369,171	AUD	28,753,000	Bank of America, N.A.	4/03/23	149,228
USD	553,845	AUD	818,000	Citibank, N. A.	4/03/23	7,053
USD	163,318	CAD	222,000	Bank of America, N.A.	4/03/23	(944)
USD	33,403,255	CAD	45,352,000	JPMorgan Chase Bank, N.A.	4/03/23	(153,534)
USD	2,133,574	CAD	2,925,000	State Street Bank and Trust Co	4/03/23	(30,688)
USD	6,217,528	CHF	5,804,000	State Street Bank and Trust Co	4/03/23	(125,988)
USD	1,723,508	CLP	1,421,549,000	HSBC Bank	4/03/23	(64,852)
USD	1,800,979	CLP	1,421,549,000	State Street Bank and Trust Co	4/03/23	12,620
USD	116,281,703	CNY	808,309,000	BNP Paribas S.A.	4/03/23	(1,393,214)
USD	117,340,098	CNY	808,309,000	BNP Paribas S.A.	4/03/23	(334,818)
USD	1,675,594	COP	8,170,700,000	HSBC Bank	4/03/23	(78,904)
USD	1,765,771	COP	8,170,700,000	State Street Bank and Trust Co	4/03/23	11,273
USD	3,425,834	CZK	76,569,000	Goldman Sachs Bank USA	4/03/23	(112,491)
USD	2,380,854	DKK	16,693,000	Bank of America, N.A.	4/03/23	(49,216)
USD	288,864,796	EUR	272,032,000	Bank of America, N.A.	4/03/23	(6,153,908)
USD	23,431	EUR	22,000	Bank of America, N.A.	4/03/23	(428)
USD	123,895	EUR	114,000	Citibank, N. A.	4/03/23	262
USD	6,731,614	EUR	6,295,000	JPMorgan Chase Bank, N.A.	4/03/23	(95,314)
USD	147,466	EUR	138,000	JPMorgan Chase Bank, N.A.	4/03/23	(2,195)
USD	1,490,268	EUR	1,383,000	JPMorgan Chase Bank, N.A.	4/03/23	(9,595)
USD	2,274,493	EUR	2,097,000	JPMorgan Chase Bank, N.A.	4/03/23	297
USD	2,425,434	EUR	2,285,000	Royal Bank of Canada	4/03/23	(52,649)
USD	43,917,708	GBP	36,458,000	State Street Bank and Trust Co	4/03/23	(1,056,881)
USD	275,352	HKD	2,157,000	Brown Brothers Harriman & Co	4/03/23	572
USD	986,681	HUF	355,713,000	BNP Paribas S.A.	4/03/23	(28,638)
USD	170,841	HUF	61,924,000	Goldman Sachs Bank USA	4/03/23	(5,910)
USD	1,097,613	IDR	16,736,300,000	Citibank, N. A.	4/03/23	(18,549)
USD	5,797,005	IDR	88,456,500,000	HSBC Bank	4/03/23	(102,258)
USD	6,983,986	IDR	105,192,800,000	State Street Bank and Trust Co	4/03/23	(31,439)
USD	137,150	ILS	501,000	Goldman Sachs Bank USA	4/03/23	(2,168)
USD	1,188,443	ILS	4,365,000	JPMorgan Chase Bank, N.A.	4/03/23	(25,372)
USD	5,122,492	JPY	693,750,000	JPMorgan Chase Bank, N.A.	4/03/23	(102,513)
USD	74,358,889	JPY	10,084,850,000	State Street Bank and Trust Co	4/03/23	(1,595,545)
USD	54,913	JPY	7,300,000	State Street Bank and Trust Co	4/03/23	(67)
USD	15,219,328	KRW	19,988,000,000	HSBC Bank	4/03/23	(78,157)
USD	15,330,572	KRW	19,988,000,000	State Street Bank and Trust Co	4/03/23	33,087
USD	107,503	MXN	1,977,000	Goldman Sachs Bank USA	4/03/23	(2,209)
USD	4,889,044	MXN	90,545,000	JPMorgan Chase Bank, N.A.	4/03/23	(135,651)
USD	5,331,534	MYR	23,704,000	Goldman Sachs Bank USA	4/03/23	(40,477)
USD	5,359,258	MYR	23,704,000	Goldman Sachs Bank USA	4/03/23	(12,753)
USD	1,603,464	NOK	16,587,000	Bank of America, N.A.	4/03/23	19,193
USD	808,963	NOK	8,534,000	Goldman Sachs Bank USA	4/03/23	(6,144)
USD	1,611,729	NZD	2,615,000	Bank of America, N.A.	4/03/23	(23,430)
USD	1,011,953	PEN	3,869,000	HSBC Bank	4/03/23	(16,271)
USD	1,029,510	PEN	3,869,000	State Street Bank and Trust Co	4/03/23	1,286
USD	3,216,315	PLN	14,358,000	JPMorgan Chase Bank, N.A.	4/03/23	(109,991)
USD	1,260,594	RON	5,869,000	Goldman Sachs Bank USA	4/03/23	(25,790)
USD	167,174	SEK	1,728,000	BNP Paribas S.A.	4/03/23	684
USD	6,913,947	SEK	71,887,000	Bank of America, N.A.	4/03/23	(12,250)
USD	2,254,134	SGD	3,035,000	State Street Bank and Trust Co	4/03/23	(26,449)
USD	4,349,520	THB	151,733,000	JPMorgan Chase Bank, N.A.	4/03/23	(103,393)
USD	714,828	CNY	4,917,628	Citibank, N. A.	4/04/23	(1,088)
EUR	2,115,000	USD	2,297,740	JPMorgan Chase Bank, N.A.	5/02/23	(422)
USD	18,628,371	AUD	27,765,000	Bank of America, N.A.	5/02/23	50,303
USD	35,029,702	CAD	47,381,000	Royal Bank of Canada	5/02/23	(42,745)
USD	5,997,464	CHF	5,463,000	BNP Paribas S.A.	5/02/23	8,620
USD	1,786,800	CLP	1,413,359,000	State Street Bank and Trust Co	5/02/23	14,051
USD	1,696,105	COP	7,903,000,000	State Street Bank and Trust Co	5/02/23	8,893
USD	2,355,866	CZK	50,926,000	JPMorgan Chase Bank, N.A.	5/02/23	6,024
USD	2,388,237	DKK	16,283,000	Bank of America, N.A.	5/02/23	13,509
USD	302,816,452	EUR	277,340,000	Bank of America, N.A.	5/02/23	1,569,079
USD	4,735,971	EUR	4,342,000	Goldman Sachs Bank USA	5/02/23	19,681
USD	888,666	GBP	717,000	JPMorgan Chase Bank, N.A.	5/02/23	3,659
USD	40,822,545	GBP	32,969,000	Royal Bank of Canada	5/02/23	128,278
USD	267,684	HKD	2,098,000	JPMorgan Chase Bank, N.A.	5/02/23	22
USD	1,202,634	HUF	423,877,000	JPMorgan Chase Bank, N.A.	5/02/23	3,923
USD	6,993,409	IDR	105,257,800,000	State Street Bank and Trust Co	5/02/23	(21,076)
USD	1,342,420	ILS	4,822,000	JPMorgan Chase Bank, N.A.	5/02/23	600
USD	32,007	ILS	115,000	State Street Bank and Trust Co	5/02/23	6
USD	1,765,726	JPY	233,900,000	Citibank, N. A.	5/02/23	(3,985)
USD	80,194,081	JPY	10,594,400,000	JPMorgan Chase Bank, N.A.	5/02/23	35,749
USD	15,200,723	KRW	19,754,100,000	State Street Bank and Trust Co	5/02/23	55,196
USD	4,766,477	MXN	86,771,000	Goldman Sachs Bank USA	5/02/23	(22,576)
USD	5,397,316	MYR	23,732,000	Goldman Sachs Bank USA	5/02/23	9,385
USD	2,428,384	NOK	25,228,000	Goldman Sachs Bank USA	5/02/23	15,636
USD	1,591,401	NZD	2,545,000	Bank of America, N.A.	5/02/23	(49)
USD	1,045,820	PEN	3,937,000	State Street Bank and Trust Co	5/02/23	1,571
USD	3,330,432	PLN	14,308,000	Bank of America, N.A.	5/02/23	21,433
USD	1,279,849	RON	5,814,000	Goldman Sachs Bank USA	5/02/23	6,653
USD	6,939,916	SEK	71,774,000	Bank of America, N.A.	5/02/23	13,619
USD	2,221,837	SGD	2,948,000	BNP Paribas S.A.	5/02/23	4,677
USD	4,447,385	THB	151,389,000	JPMorgan Chase Bank, N.A.	5/02/23	(9,474)
USD	117,554,187	CNY	807,562,000	BNP Paribas S.A.	5/04/23	(307,793)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(11,419,228)

Unrealized Appreciation						3,267,425
Unrealized Depreciation						(14,686,653)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PLN	-	Polish zloty
RON	-	Romanian leu (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
USD	-	U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,458,457 or 10.9% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $13,186,540.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $195,261.
(g)	Non-income producing - Security is in default.
(h)	Level 3 security
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	2,826,784	41,809,133	37,566,001	67,834	-	-	7,069,916	0.0%
Total	2,826,784	41,809,133	37,566,001	67,834	-	-	7,069,916

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations, Supranational Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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